UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                          c/o The CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                Michael P. Malloy
                           Drinker Biddle & Reath LLP
                                One Logon Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-251-0268

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Boeing                                                        9,440   $     623
                                                                      ---------
Total Aerospace Product & Parts Manufacturing                               623
                                                                      ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Caterpillar                                                   6,230         594
                                                                      ---------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                                     594
                                                                      ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.0%
--------------------------------------------------------------------------------
E.I. Du Pont de Nemours                                       9,800         421
                                                                      ---------
Total Basic Chemical Manufacturing                                          421
                                                                      ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--4.9%
--------------------------------------------------------------------------------
Diageo ADR                                                    6,200         368
PepsiCo                                                      30,470       1,643
                                                                      ---------
Total Beverage Manufacturing                                              2,011
                                                                      ---------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--0.9%
--------------------------------------------------------------------------------
Comcast, Cl A*                                               11,600         356
                                                                      ---------
Total Cable Networks & Program Distribution                                 356
                                                                      ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Nokia ADR                                                    31,060         517
                                                                      ---------
Total Communications Equipment Manufacturing                                517
                                                                      ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--5.4%
--------------------------------------------------------------------------------
Apple Computer*                                               9,730         358
Dell*                                                        30,080       1,188
EMC*                                                         46,880         643
                                                                      ---------
Total Computer & Peripheral Equipment
Manufacturing                                                             2,189
                                                                      ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.4%
--------------------------------------------------------------------------------
Citigroup                                                    12,210         564
                                                                      ---------
Total Depository Credit Intermediation                                      564
                                                                      ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--6.8%
--------------------------------------------------------------------------------
General Electric                                             80,530       2,790
                                                                      ---------
Total Electrical Equipment Manufacturing                                  2,790
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.9%
--------------------------------------------------------------------------------
Best Buy                                                      5,460   $     374
                                                                      ---------
Total Electronics & Appliance Stores                                        374
                                                                      ---------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Nike, Cl B                                                    5,520         478
                                                                      ---------
Total Footwear Manufacturing                                                478
                                                                      ---------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--1.0%
--------------------------------------------------------------------------------
Sysco                                                        11,000         398
                                                                      ---------
Total Grocery & Related Product Wholesalers                                 398
                                                                      ---------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.9%
--------------------------------------------------------------------------------
CVS                                                          13,240         385
                                                                      ---------
Total Health & Personal Care Stores                                         385
                                                                      ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--6.6%
--------------------------------------------------------------------------------
Google, Cl A*                                                 3,660       1,077
Juniper Networks*                                            23,150         583
Yahoo!*                                                      29,510       1,022
                                                                      ---------
Total Information Services                                                2,682
                                                                      ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.7%
--------------------------------------------------------------------------------
Aetna                                                         8,970         743
Prudential Financial                                          5,550         364
WellPoint*                                                   11,740         818
                                                                      ---------
Total Insurance Carriers                                                  1,925
                                                                      ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--2.6%
--------------------------------------------------------------------------------
Starbucks*                                                    8,640         446
Yum! Brands                                                  11,610         605
                                                                      ---------
Total Limited-Service Eating Places                                       1,051
                                                                      ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Toyota Motor ADR                                              4,030         288
                                                                      ---------
Total Motor Vehicle Manufacturing                                           288
                                                                      ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Danaher                                                       3,930         206
                                                                      ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                   206
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.5%
--------------------------------------------------------------------------------
American Express                                             18,820   $   1,002
                                                                      ---------
Total Nondepository Credit Intermediation                                 1,002
                                                                      ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--2.2%
--------------------------------------------------------------------------------
Caremark Rx*                                                 20,380         907
                                                                      ---------
Total Offices of Physicians                                                 907
                                                                      ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Corning*                                                     35,720         594
                                                                      ---------
Total Other Electrical Equipment & Component
Manufacturing                                                               594
                                                                      ---------

--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Fortune Brands                                                5,110         454
                                                                      ---------
Total Other Fabricated Metal Product Manufacturing                          454
                                                                      ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.9%
--------------------------------------------------------------------------------
ITT Industries                                                3,810         372
                                                                      ---------
Total Other General Purpose Machinery
Manufacturing                                                               372
                                                                      ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Coach*                                                       21,240         713
                                                                      ---------
Total Other Leather & Allied Product Manufacturing                          713
                                                                      ---------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Valero Energy                                                 3,160         250
                                                                      ---------
Total Petroleum & Coal Products Manufacturing                               250
                                                                      ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--12.3%
--------------------------------------------------------------------------------
Amgen*                                                       14,630         885
Gilead Sciences*                                             20,820         916
Johnson & Johnson                                            37,740       2,453
Pfizer                                                       28,510         786
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                             5,040
                                                                      ---------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.8%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                                  6,980         329
                                                                      ---------
Total Rail Transportation                                                  329
                                                                      ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.3%
--------------------------------------------------------------------------------
Genentech*                                                   12,250         984
Monsanto                                                      5,840         367
                                                                      ---------
Total Scientific R&D Services                                             1,351
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION &
BROKERAGE--1.6%
--------------------------------------------------------------------------------
Morgan Stanley                                               12,360   $     648
                                                                      ---------
Total Security & Commodity Contracts
Intermediation & Brokerage                                                  648
                                                                      ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--11.5%
--------------------------------------------------------------------------------
Applied Materials*                                           52,520         850
Broadcom, Cl A*                                              22,600         802
Intel                                                        68,460       1,784
Marvell Technology Group*                                    12,680         482
Texas Instruments                                            27,030         759
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                             4,677
                                                                      ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--4.7%
--------------------------------------------------------------------------------
Procter & Gamble                                             36,530       1,927
                                                                      ---------
Total Soap, Cleaners & Toilet Preparation
Manufacturing                                                             1,927
                                                                      ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.2%
--------------------------------------------------------------------------------
Electronic Arts*                                              6,000         340
Microsoft                                                    70,980       1,763
                                                                      ---------
Total Software Publishers                                                 2,103
                                                                      ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.9%
--------------------------------------------------------------------------------
America Movil ADR, Ser L                                      6,270         374
                                                                      ---------
Total Telecommunications                                                    374
                                                                      ---------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.8%
--------------------------------------------------------------------------------
Marriott International, Cl A                                  8,640         590
MGM Mirage*                                                  14,410         570
                                                                      ---------
Total Traveler Accommodation                                              1,160
                                                                      ---------

--------------------------------------------------------------------------------
Total Common Stock
  (Cost $33,299)                                                         39,753
--------------------------------------------------------------------------------

Total Investments--97.4%
  (COST $33,299)                                                         39,753
                                                                      ---------
Other Assets and Liabilities, Net--2.6%                                   1,072
                                                                      ---------
Net Assets--100.0%                                                    $  40,825
                                                                      =========
* Non-income producing security
ADR -- American depositary receipt
Cl -- Class
Ser -- Series

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2005 (Unaudited)

At June 30, 2005, the tax basis cost of the Fund's investments was $33,321, and the unrealized appreciation and depreciation were $6,760 and $(328), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--97.9%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.3%
-------------------------------------------------------------------------------
Boeing                                                        3,540   $     234
                                                                      ---------
Total Aerospace Product & Parts Manufacturing                               234
                                                                      ---------

-------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.5%
-------------------------------------------------------------------------------
Medco Health Solutions*                                       1,580          84
                                                                      ---------
Total Agencies & Other Insurance Related Activities                          84
                                                                      ---------

-------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.1%
-------------------------------------------------------------------------------
Joy Global                                                    1,930          65
National-Oilwell*                                             2,860         136
                                                                      ---------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                                     201
                                                                      ---------

-------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION & PROCESSING--0.8%
-------------------------------------------------------------------------------
Cia Vale do Rio Doce ADR                                      4,870         143
                                                                      ---------
Total Alumina & Aluminum Production & Processing                            143
                                                                      ---------

-------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--0.4%
-------------------------------------------------------------------------------
Fluor                                                         1,180          68
                                                                      ---------
Total Architectural, Engineering & Related Services                          68
                                                                      ---------

-------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Ashland*                                                      1,260          91
                                                                      ---------
Total Basic Chemical Manufacturing                                           91
                                                                      ---------

-------------------------------------------------------------------------------
BEER/WINE/DISTILLED ALCOHOLIC BEVERAGE WHOLESALE--0.4%
-------------------------------------------------------------------------------
Brown-Forman, Cl B                                            1,260          76
                                                                      ---------
Total Beer/Wine/Distilled Alcoholic Beverage Wholesale                       76
                                                                      ---------

-------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.4%
-------------------------------------------------------------------------------
PepsiCo                                                       8,010         432
                                                                      ---------
Total Beverage Manufacturing                                                432
                                                                      ---------

-------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--0.9%
-------------------------------------------------------------------------------
Comcast, Cl A*                                                5,170         159
                                                                      ---------
Total Cable Networks & Program Distribution                                 159
                                                                      ---------

-------------------------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--0.8%
-------------------------------------------------------------------------------
Cemex ADR                                                     3,280         139
                                                                      ---------
Total Cement & Concrete Product Manufacturing                               139
                                                                      ---------


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
CLOTHING STORES--1.1%
-------------------------------------------------------------------------------
Chico's FAS*                                                  4,110   $     141
Urban Outfitters*                                             1,100          62
                                                                      ---------
Total Clothing Stores                                                       203
                                                                      ---------

-------------------------------------------------------------------------------
COAL MINING--1.1%
-------------------------------------------------------------------------------
Peabody Energy                                                3,730         194
                                                                      ---------
Total Coal Mining                                                           194
                                                                      ---------

-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Nokia ADR                                                     7,270         121
                                                                      ---------
Total Communications Equipment Manufacturing                                121
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--2.8%
-------------------------------------------------------------------------------
Apple Computer*                                               3,220         119
Dell*                                                         5,200         205
EMC*                                                         13,630         187
                                                                      ---------
Total Computer & Peripheral Equipment Manufacturing                         511
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.0%
-------------------------------------------------------------------------------
Automatic Data Processing                                     5,720         240
Cognizant Technology
   Solutions, Cl A*                                           2,760         130
                                                                      ---------
Total Computer Systems Design & Related Services                            370
                                                                      ---------

-------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.5%
-------------------------------------------------------------------------------
Global Payments                                               1,380          94
                                                                      ---------
Total Data Processing Services                                               94
                                                                      ---------

-------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--6.2%
-------------------------------------------------------------------------------
Bank of America                                               7,390         337
Citigroup                                                    11,710         541
Northern Trust                                                5,350         244
                                                                      ---------
Total Depository Credit Intermediation                                    1,122
                                                                      ---------

-------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--1.5%
-------------------------------------------------------------------------------
AES*                                                          9,760         160
CMS Energy*                                                   7,820         118
                                                                      ---------
Total Electric Power Generation, Transmission &
Distribution                                                                278
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.2%
-------------------------------------------------------------------------------
General Electric                                             22,010   $     763
                                                                      ---------
Total Electrical Equipment Manufacturing                                    763
                                                                      ---------

-------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.6%
-------------------------------------------------------------------------------
Best Buy                                                      1,510         103
                                                                      ---------
Total Electronics & Appliance Stores                                        103
                                                                      ---------

-------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.9%
-------------------------------------------------------------------------------
Nike, Cl B                                                    1,830         158
                                                                      ---------
Total Footwear Manufacturing                                                158
                                                                      ---------

-------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--1.0%
-------------------------------------------------------------------------------
Sysco                                                         4,840         175
                                                                      ---------
Total Grocery & Related Product Wholesalers                                 175
                                                                      ---------

-------------------------------------------------------------------------------
GROCERY STORES--0.8%
-------------------------------------------------------------------------------
Whole Foods Market                                            1,170         138
                                                                      ---------
Total Grocery Stores                                                        138
                                                                      ---------

-------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.7%
-------------------------------------------------------------------------------
CVS                                                           4,530         132
                                                                      ---------
Total Health & Personal Care Stores                                         132
                                                                      ---------

-------------------------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION EQUIPMENT
MANUFACTURING--0.7%
-------------------------------------------------------------------------------
American Standard                                             2,860         120
                                                                      ---------
Total HVAC & Commercial Refrigeration Equipment
Manufacturing                                                               120
                                                                      ---------

-------------------------------------------------------------------------------
INFORMATION SERVICES--4.1%
-------------------------------------------------------------------------------
Google, Cl A*                                                 1,050         309
Juniper Networks*                                             6,510         164
Yahoo!*                                                       7,980         276
                                                                      ---------
Total Information Services                                                  749
                                                                      ---------

-------------------------------------------------------------------------------
INSURANCE CARRIERS--4.8%
-------------------------------------------------------------------------------
Aetna                                                         1,470         122
Allstate                                                      3,020         181
Prudential Financial                                          5,580         366
WellPoint*                                                    2,990         208
                                                                      ---------
Total Insurance Carriers                                                    877
                                                                      ---------


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.5%
-------------------------------------------------------------------------------
Starbucks*                                                    2,550   $     132
Yum! Brands                                                   2,730         142
                                                                      ---------
Total Limited-Service Eating Places                                         274
                                                                      ---------

-------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--1.4%
-------------------------------------------------------------------------------
CH Robinson Worldwide                                         2,230         130
Monster Worldwide*                                            4,520         129
                                                                      ---------
Total Management, Scientific & Technical Consulting
Services                                                                    259
                                                                      ---------

-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.4%
-------------------------------------------------------------------------------
C.R. Bard                                                     1,120          74
                                                                      ---------
Total Medical Equipment & Supplies Manufacturing                             74
                                                                      ---------

-------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.7%
-------------------------------------------------------------------------------
Noble                                                         2,580         159
Tidewater                                                     3,750         143
                                                                      ---------
Total Mining Support Activities                                             302
                                                                      ---------

-------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.7%
-------------------------------------------------------------------------------
Williams                                                      6,820         130
                                                                      ---------
Total Natural Gas Distribution                                              130
                                                                      ---------

-------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--2.0%
-------------------------------------------------------------------------------
Danaher                                                       1,870          98
Fisher Scientific International*                              1,680         109
Roper Industries                                              2,210         158
                                                                      ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                   365
                                                                      ---------

-------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.9%
-------------------------------------------------------------------------------
American Express                                              6,590         351
                                                                      ---------
Total Nondepository Credit Intermediation                                   351
                                                                      ---------

-------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.0%
-------------------------------------------------------------------------------
Caremark Rx*                                                  4,190         187
                                                                      ---------
Total Offices of Physicians                                                 187
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
OIL & GAS EXTRACTION--3.9%
-------------------------------------------------------------------------------
Apache                                                        2,154   $     139
Southwestern Energy*                                          3,800         178
Ultra Petroleum*                                              6,150         187
XTO Energy                                                    6,256         213
                                                                      ---------
Total Oil & Gas Extraction                                                  717
                                                                      ---------

-------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--0.9%
-------------------------------------------------------------------------------
Corning*                                                     10,020         166
                                                                      ---------
Total Other Electrical Equipment & Component Manufacturing                  166
                                                                      ---------

-------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Fortune Brands                                                1,390         123
                                                                      ---------
Total Other Fabricated Metal Product Manufacturing                          123
                                                                      ---------

-------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.4%
-------------------------------------------------------------------------------
SEI Investments                                               2,080          77
T. Rowe Price Group                                           5,620         352
                                                                      ---------
Total Other Financial Investment Activities                                 429
                                                                      ---------

-------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.6%
-------------------------------------------------------------------------------
Host Marriott                                                 6,280         110
                                                                      ---------
Total Other Investment Pools & Funds                                        110
                                                                      ---------

-------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--0.8%
-------------------------------------------------------------------------------
Coach*                                                        4,170         140
                                                                      ---------
Total Other Leather & Allied Product Manufacturing                          140
                                                                      ---------

-------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--2.1%
-------------------------------------------------------------------------------
ConocoPhillips                                                3,160         181
Valero Energy                                                 2,450         194
                                                                      ---------
Total Petroleum & Coal Products Manufacturing                               375
                                                                      ---------

-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.1%
-------------------------------------------------------------------------------
Amgen*                                                        3,270         198
Genzyme*                                                      1,900         114
Gilead Sciences*                                              4,490         197
Johnson & Johnson                                             5,930         385
Pfizer                                                       14,160         391
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                             1,285
                                                                      ---------


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.9%
-------------------------------------------------------------------------------
Questar                                                       2,610   $     172
                                                                      ---------
Total Pipeline Transportation of Natural Gas                                172
                                                                      ---------

-------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES--0.8%
-------------------------------------------------------------------------------
Alliance Data Systems*                                        3,600         146
                                                                      ---------
Total Professional, Scientific & Technical Services                         146
                                                                      ---------

-------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.9%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe                                  3,550         167
                                                                      ---------
Total Rail Transportation                                                   167
                                                                      ---------

-------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.7%
-------------------------------------------------------------------------------
DR Horton                                                     3,430         129
                                                                      ---------
Total Residential Building Construction                                     129
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.1%
-------------------------------------------------------------------------------
Genentech*                                                    2,680         215
Monsanto                                                      2,790         176
                                                                      ---------
Total Scientific R&D Services                                               391
                                                                      ---------

-------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.9%
-------------------------------------------------------------------------------
Chicago Mercantile Exchange
 Holdings                                                       540         160
                                                                      ---------
Total Securities & Commodity Exchanges                                      160
                                                                      ---------

-------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION &
BROKERAGE--3.1%
-------------------------------------------------------------------------------
Legg Mason                                                    2,610         272
Morgan Stanley                                                5,430         285
                                                                      ---------
Total Security & Commodity Contracts Intermediation
& Brokerage                                                                 557
                                                                      ---------

-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--5.9%
-------------------------------------------------------------------------------
Applied Materials*                                           13,770         223
Broadcom, Cl A*                                               4,700         167
Intel                                                        12,900         336
Marvell Technology Group*                                     2,990         113
Texas Instruments                                             8,330         234
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                             1,073
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION MANUFACTURING--2.3%
-------------------------------------------------------------------------------
Procter & Gamble                                              7,960   $     420
                                                                      ---------
Total Soap, Cleaners & Toilet Preparation
Manufacturing                                                               420
                                                                      ---------

-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--3.6%
-------------------------------------------------------------------------------
Electronic Arts*                                              1,700          96
Microsoft                                                    17,130         425
VeriSign*                                                     4,890         141
                                                                      ---------
Total Software Publishers                                                   662
                                                                      ---------

-------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.6%
-------------------------------------------------------------------------------
America Movil ADR, Ser L                                      5,200         310
NII Holdings*                                                 2,520         161
                                                                      ---------
Total Telecommunications                                                    471
                                                                      ---------

-------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.2%
-------------------------------------------------------------------------------
Marriott International, Cl A                                  2,900         198
MGM Mirage*                                                   5,100         202
                                                                      ---------
Total Traveler Accommodation                                                400
                                                                      ---------

-------------------------------------------------------------------------------
Total Common Stock
  (Cost $16,166)                                                         17,770
-------------------------------------------------------------------------------
CASH EQUIVALENT--1.9%
-------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares                                     341,999         342
-------------------------------------------------------------------------------
Total Cash Equivalent
  (Cost $342)                                                               342
-------------------------------------------------------------------------------
Total Investments--99.8%
  (Cost $16,508)                                                         18,112
                                                                      ---------
Other Assets and Liabilities, Net--0.2%                                      39
                                                                      ---------
Net Assets--100.0%                                                    $  18,151
                                                                      =========

* Non-income producing security
ADR -- American depositary receipt
Cl -- Class
Ser -- Series

At June 30, 2005, the tax basis cost of the Fund's investments was $16,540, and the unrealized appreciation and depreciation were $1,755 and $(183), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--100.4%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--2.5%
-------------------------------------------------------------------------------
Boeing                                                        1,570   $     104
Goodrich                                                      1,780          73
                                                                      ---------
Total Aerospace Product & Parts Manufacturing                               177
                                                                      ---------

-------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.9%
-------------------------------------------------------------------------------
Medco Health Solutions*                                       1,130          60
                                                                      ---------
Total Agencies & Other Insurance Related Activities                          60
                                                                      ---------

-------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--2.5%
-------------------------------------------------------------------------------
Caterpillar                                                   1,030          98
Joy Global                                                    2,320          78
                                                                      ---------
Total Agriculture, Construction & Mining Machinery
Manufacturing                                                               176
                                                                      ---------

-------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--0.9%
-------------------------------------------------------------------------------
Fluor                                                         1,100          63
                                                                      ---------
Total Architectural, Engineering & Related
Services                                                                     63
                                                                      ---------

-------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.1%
-------------------------------------------------------------------------------
Ashland*                                                      1,100          79
                                                                      ---------
Total Basic Chemical Manufacturing                                           79
                                                                      ---------

-------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.9%
-------------------------------------------------------------------------------
Constellation Brands, Cl A*                                   2,060          61
                                                                      ---------
Total Beverage Manufacturing                                                 61
                                                                      ---------

-------------------------------------------------------------------------------
CLOTHING STORES--2.4%
-------------------------------------------------------------------------------
Chico's FAS*                                                  2,970         102
Urban Outfitters*                                             1,170          66
                                                                      ---------
Total Clothing Stores                                                       168
                                                                      ---------

-------------------------------------------------------------------------------
COAL MINING--1.3%
-------------------------------------------------------------------------------
Peabody Energy                                                1,690          88
                                                                      ---------
Total Coal Mining                                                            88
                                                                      ---------

-------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--1.2%
-------------------------------------------------------------------------------
Comverse Technology*                                          3,650          86
                                                                      ---------
Total Commercial/Industrial Equipment Rental &
Leasing                                                                      86
                                                                      ---------


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.1%
-------------------------------------------------------------------------------
Nokia ADR                                                     4,450   $      74
                                                                      ---------
Total Communications Equipment Manufacturing                                 74
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--6.0%
-------------------------------------------------------------------------------
Apple Computer*                                               1,650          61
Dell*                                                         5,110         202
EMC*                                                         11,520         158
                                                                      ---------
Total Computer & Peripheral Equipment
Manufacturing                                                               421
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--1.8%
-------------------------------------------------------------------------------
Cognizant Technology Solutions, Cl A*                         2,600         123
                                                                      ---------
Total Computer Systems Design & Related Services                            123
                                                                      ---------

-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--6.0%
-------------------------------------------------------------------------------
General Electric                                             12,020         416
                                                                      ---------
Total Electrical Equipment Manufacturing                                    416
                                                                      ---------

-------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.9%
-------------------------------------------------------------------------------
Best Buy                                                        930          64
                                                                      ---------
Total Electronics & Appliance Stores                                         64
                                                                      ---------

-------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.5%
-------------------------------------------------------------------------------
Nike, Cl B                                                    1,200         104
                                                                      ---------
Total Footwear Manufacturing                                                104
                                                                      ---------

-------------------------------------------------------------------------------
GROCERY STORES--0.9%
-------------------------------------------------------------------------------
Whole Foods Market                                              500          59
                                                                      ---------
Total Grocery Stores                                                         59
                                                                      ---------

-------------------------------------------------------------------------------
INFORMATION SERVICES--7.0%
-------------------------------------------------------------------------------
Google, Cl A*                                                   660         194
Juniper Networks*                                             5,370         135
Yahoo!*                                                       4,500         156
                                                                      ---------
Total Information Services                                                  485
                                                                      ---------

-------------------------------------------------------------------------------
INSURANCE CARRIERS--3.0%
-------------------------------------------------------------------------------
UnitedHealth Group                                            1,500          78
WellPoint*                                                    1,880         131
                                                                      ---------
Total Insurance Carriers                                                    209
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--3.0%
-------------------------------------------------------------------------------
Starbucks*                                                    1,610   $      83
Yum! Brands                                                   2,470         129
                                                                      ---------
Total Limited-Service Eating Places                                         212
                                                                      ---------

-------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--1.2%
-------------------------------------------------------------------------------
Monster Worldwide*                                            2,830          81
                                                                      ---------
Total Management, Scientific & Technical Consulting
Services                                                                     81
                                                                      ---------

-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.5%
-------------------------------------------------------------------------------
C.R. Bard                                                     1,520         101
                                                                      ---------
Total Medical Equipment & Supplies Manufacturing                            101
                                                                      ---------

-------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.9%
-------------------------------------------------------------------------------
Toyota Motor ADR                                                880          63
                                                                      ---------
Total Motor Vehicle Manufacturing                                            63
                                                                      ---------

-------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--1.8%
-------------------------------------------------------------------------------
Danaher                                                         810          42
Fisher Scientific International*                              1,230          80
                                                                      ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                   122
                                                                      ---------

-------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.9%
-------------------------------------------------------------------------------
Caremark Rx*                                                  2,990         133
                                                                      ---------
Total Offices of Physicians                                                 133
                                                                      ---------

-------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.8%
-------------------------------------------------------------------------------
Corning*                                                      7,610         126
                                                                      ---------
Total Other Electrical Equipment & Component
Manufacturing                                                               126
                                                                      ---------

-------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT MANUFACTURING--1.2%
-------------------------------------------------------------------------------
Fortune Brands                                                  960          85
                                                                      ---------
Total Other Fabricated Metal Product Manufacturing                           85
                                                                      ---------

-------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.5%
-------------------------------------------------------------------------------
SEI Investments                                               1,340          50
T. Rowe Price Group                                           2,000         125
                                                                      ---------
Total Other Financial Investment Activities                                 175
                                                                      ---------


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.6%
-------------------------------------------------------------------------------
ITT Industries                                                  430   $      42
                                                                      ---------
Total Other General Purpose Machinery
Manufacturing                                                                42
                                                                      ---------

-------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--2.0%
-------------------------------------------------------------------------------
Coach*                                                        4,220         142
                                                                      ---------
Total Other Leather & Allied Product Manufacturing                          142
                                                                      ---------

-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--10.2%
-------------------------------------------------------------------------------
Amgen*                                                        2,020         122
Genzyme*                                                      1,850         111
Gilead Sciences*                                              3,080         136
Johnson & Johnson                                             3,770         245
Sepracor*                                                     1,600          96
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                               710
                                                                      ---------

-------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.0%
-------------------------------------------------------------------------------
Questar                                                       1,060          70
                                                                      ---------
Total Pipeline Transportation of Natural Gas                                 70
                                                                      ---------

-------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.3%
-------------------------------------------------------------------------------
Sirius Satellite Radio* #                                    13,920          90
                                                                      ---------
Total Radio & Television Broadcasting                                        90
                                                                      ---------

-------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--0.9%
-------------------------------------------------------------------------------
DR Horton                                                     1,720          65
                                                                      ---------
Total Residential Building Construction                                      65
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.0%
-------------------------------------------------------------------------------
Genentech*                                                    1,840         148
Monsanto                                                      1,000          63
                                                                      ---------
Total Scientific R&D Services                                               211
                                                                      ---------

-------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.4%
-------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings                            320          95
                                                                      ---------
Total Securities & Commodity Exchanges                                       95
                                                                      ---------

-------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION &
BROKERAGE--0.9%
-------------------------------------------------------------------------------
Legg Mason                                                      590          61
                                                                      ---------
Total Security & Commodity Contracts
Intermediation & Brokerage                                                   61
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER STRATEGIC GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--13.4%
-------------------------------------------------------------------------------
Applied Materials*                                            8,470   $     137
Broadcom, Cl A*                                               4,240         151
Flextronics International*                                    6,290          83
Intel                                                        13,090         341
Marvell Technology Group*                                     2,470          94
Texas Instruments                                             4,580         128
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                               934
                                                                      ---------

-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--2.2%
-------------------------------------------------------------------------------
Electronic Arts*                                              1,110          63
VeriSign*                                                     3,100          89
                                                                      ---------
Total Software Publishers                                                   152
                                                                      ---------

-------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.4%
-------------------------------------------------------------------------------
America Movil ADR, Ser L                                      1,640          98
NII Holdings*                                                 1,180          76
Tellabs*                                                      7,400          64
                                                                      ---------
Total Telecommunications                                                    238
                                                                      ---------

-------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.4%
-------------------------------------------------------------------------------
Marriott International, Cl A                                  1,020          70
MGM Mirage*                                                   2,460          97
                                                                      ---------
Total Traveler Accommodation                                                167
                                                                      ---------

-------------------------------------------------------------------------------
Total Common Stock
  (Cost $6,165)                                                           6,988
-------------------------------------------------------------------------------
CASH EQUIVALENT--1.2%
-------------------------------------------------------------------------------
BlackRock TempCash Fund,
  Institutional Shares                                       86,054          86
-------------------------------------------------------------------------------
Total Cash Equivalent
  (Cost $86)                                                                 86
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--1.4%
-------------------------------------------------------------------------------
Boston Global Investment Trust--
 Quality Portfolio (1)                                       96,600          97
-------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral For Loaned
  Securities
  (Cost $97)                                                                 97
-------------------------------------------------------------------------------
Total Investments--103.0%
  (Cost $6,348)                                                       $   7,171
                                                                      ---------
Other Assets and Liabilities, Net--(3.0)%                                  (210)
                                                                      ---------
Net Assets--100.0%                                                    $   6,961
                                                                      =========

* Non-income producing security
# Security fully or partially on loan at June 30, 2005. The total value of securities on loan at June 30, 2005, was $89,424.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American depositary receipt
Cl -- Class
Ser -- Series

At June 30, 2005, the tax basis cost of the Fund's investments was $6,361, and the unrealized appreciation and depreciation were $896 and $(86), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--99.0%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.7%
-------------------------------------------------------------------------------
St. Joe                                                      77,260   $   6,300
                                                                      ---------
Total Activities Related to Real Estate                                   6,300
                                                                      ---------

-------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.7%
-------------------------------------------------------------------------------
Getty Images* #                                              88,790       6,594
                                                                      ---------
Total Advertising & Related Services                                      6,594
                                                                      ---------

-------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Goodrich                                                    149,040       6,105
                                                                      ---------
Total Aerospace Product & Parts Manufacturing                             6,105
                                                                      ---------

-------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.5%
-------------------------------------------------------------------------------
Medco Health Solutions*                                      88,940       4,746
                                                                      ---------
Total Agencies & Other Insurance Related
Activities                                                                4,746
                                                                      ---------

-------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--2.0%
-------------------------------------------------------------------------------
Grant Prideco*                                              246,210       6,512
Joy Global                                                  134,120       4,505
National-Oilwell*                                           155,750       7,405
                                                                      ---------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                                  18,422
                                                                      ---------

-------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--0.4%
-------------------------------------------------------------------------------
Fluor                                                        61,580       3,546
                                                                      ---------
Total Architectural, Engineering & Related
Services                                                                  3,546
                                                                      ---------

-------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.5%
-------------------------------------------------------------------------------
Advance Auto Parts*                                          75,290       4,860
                                                                      ---------
Total Automotive Parts, Accessories & Tire Stores                         4,860
                                                                      ---------

-------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Ashland*                                                     66,370       4,770
                                                                      ---------
Total Basic Chemical Manufacturing                                        4,770
                                                                      ---------

-------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.8%
-------------------------------------------------------------------------------
Constellation Brands, Cl A*                                 251,440       7,418
                                                                      ---------
Total Beverage Manufacturing                                              7,418
                                                                      ---------

-------------------------------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--0.4%
-------------------------------------------------------------------------------
Sherwin-Williams                                             80,430       3,787
                                                                      ---------
Total Building Material & Supplies Dealers                                3,787
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
CLOTHING STORES--3.4%
-------------------------------------------------------------------------------
Chico's FAS*                                                399,770   $  13,704
Nordstrom #                                                  92,320       6,275
Urban Outfitters* #                                         191,310      10,845
                                                                      ---------
Total Clothing Stores                                                    30,824
                                                                      ---------

-------------------------------------------------------------------------------
COAL MINING--0.7%
-------------------------------------------------------------------------------
Peabody Energy                                              116,980       6,088
                                                                      ---------
Total Coal Mining                                                         6,088
                                                                      ---------

-------------------------------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY MACHINERY
MANUFACTURING--0.8%
-------------------------------------------------------------------------------
Bausch & Lomb #                                              83,990       6,971
                                                                      ---------
Total Commercial & Service Industry Machinery
Manufacturing                                                             6,971
                                                                      ---------

-------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--1.2%
-------------------------------------------------------------------------------
Comverse Technology*                                        456,430      10,795
                                                                      ---------
Total Commercial/Industrial Equipment Rental & Leasing                   10,795
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.2%
-------------------------------------------------------------------------------
Avid Technology* #                                          224,981      11,987
Cognizant Technology Solutions, Cl A*                       232,290      10,948
Ixia* #                                                     313,610       6,096
                                                                      ---------
Total Computer Systems Design & Related Services                         29,031
                                                                      ---------

-------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Polo Ralph Lauren                                            97,000       4,182
                                                                      ---------
Total Cut & Sew Apparel Manufacturing                                     4,182
                                                                      ---------

-------------------------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Pentair                                                     149,780       6,412
                                                                      ---------
Total Cutlery & Handtool Manufacturing                                    6,412
                                                                      ---------

-------------------------------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.4%
-------------------------------------------------------------------------------
Dean Foods*                                                 106,400       3,750
                                                                      ---------
Total Dairy Product Manufacturing                                         3,750
                                                                      ---------

-------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.4%
-------------------------------------------------------------------------------
Certegy #                                                   124,540       4,760
Global Payments #                                           123,160       8,350
                                                                      ---------
Total Data Processing Services                                           13,110
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.4%
-------------------------------------------------------------------------------
City National                                                79,800   $   5,722
Northern Trust                                              162,151       7,393
                                                                      ---------
Total Depository Credit Intermediation                                   13,115
                                                                      ---------

-------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.7%
-------------------------------------------------------------------------------
Henry Schein*                                               156,750       6,508
                                                                      ---------
Total Drugs & Druggists' Sundries Wholesale                               6,508
                                                                      ---------

-------------------------------------------------------------------------------
FOUNDRIES--0.7%
-------------------------------------------------------------------------------
Precision Castparts                                          75,900       5,913
                                                                      ---------
Total Foundries                                                           5,913
                                                                      ---------

-------------------------------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.7%
-------------------------------------------------------------------------------
UTI Worldwide #                                              85,320       5,940
                                                                      ---------
Total Freight Transportation Arrangement                                  5,940
                                                                      ---------

-------------------------------------------------------------------------------
FRUIT & VEGETABLE PRESERVING & SPECIALTY FOOD
MANUFACTURING--0.4%
-------------------------------------------------------------------------------
Campbell Soup                                               118,180       3,636
                                                                      ---------
Total Fruit & Vegetable Preserving & Specialty
Food Manufacturing                                                        3,636
                                                                      ---------

-------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.4%
-------------------------------------------------------------------------------
Cheesecake Factory*                                         209,835       7,288
PF Chang's China Bistro* #                                   88,540       5,222
                                                                      ---------
Total Full-Service Restaurants                                           12,510
                                                                      ---------

-------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--2.0%
-------------------------------------------------------------------------------
Community Health Systems*                                   217,130       8,205
LifePoint Hospitals*                                         88,026       4,447
Triad Hospitals* #                                          103,890       5,677
                                                                      ---------
Total General Medical & Surgical Hospitals                               18,329
                                                                      ---------

-------------------------------------------------------------------------------
GLASS & GLASS PRODUCT MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Owens-Illinois*                                             193,030       4,835
                                                                      ---------
Total Glass & Glass Product Manufacturing                                 4,835
                                                                      ---------

-------------------------------------------------------------------------------
GROCERY STORES--0.7%
-------------------------------------------------------------------------------
Whole Foods Market #                                         57,180       6,764
                                                                      ---------
Total Grocery Stores                                                      6,764
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
HOME FURNISHINGS STORES--2.2%
-------------------------------------------------------------------------------
Bed Bath & Beyond*                                          304,360   $  12,716
Williams-Sonoma*                                            191,350       7,572
                                                                      ---------
Total Home Furnishings Stores                                            20,288
                                                                      ---------

-------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.8%
-------------------------------------------------------------------------------
Kla-Tencor* #                                               281,380      12,296
Kulicke & Soffa Industries*                                 480,750       3,803
Lam Research* #                                             227,595       6,587
Varian Semiconductor Equipment Associates* #                 90,650       3,354
                                                                      ---------
Total Industrial Machinery Manufacturing                                 26,040
                                                                      ---------

-------------------------------------------------------------------------------
INFORMATION SERVICES--2.1%
-------------------------------------------------------------------------------
CNET Networks* #                                            459,080       5,390
Juniper Networks* #                                         562,600      14,166
                                                                      ---------
Total Information Services                                               19,556
                                                                      ---------

-------------------------------------------------------------------------------
INSURANCE CARRIERS--4.4%
-------------------------------------------------------------------------------
Fidelity National Financial                                 131,330       4,687
Pacificare Health Systems*                                  147,270      10,522
WellChoice*                                                 141,590       9,836
WellPoint*                                                  225,050      15,673
                                                                      ---------
Total Insurance Carriers                                                 40,718
                                                                      ---------

-------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.0%
-------------------------------------------------------------------------------
Cogent*                                                     328,281       9,372
                                                                      ---------
Total Investigation & Security Services                                   9,372
                                                                      ---------

-------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING
SERVICES--2.0%
-------------------------------------------------------------------------------
CH Robinson Worldwide                                        90,600       5,273
Monster Worldwide* #                                        443,385      12,716
                                                                      ---------
Total Management, Scientific & Technical Consulting
Services                                                                 17,989
                                                                      ---------

-------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.5%
-------------------------------------------------------------------------------
Laboratory Corp. of America Holdings*                       140,670       7,019
Quest Diagnostics                                           130,880       6,972
                                                                      ---------
Total Medical & Diagnostic Laboratories                                  13,991
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.5%
-------------------------------------------------------------------------------
Advanced Medical Optics*                                    151,520   $   6,023
C.R. Bard #                                                 196,040      13,039
Inamed*                                                      59,985       4,017
                                                                      ---------
Total Medical Equipment & Supplies Manufacturing                         23,079
                                                                      ---------

-------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.1%
-------------------------------------------------------------------------------
Diamond Offshore Drilling #                                 102,400       5,471
Tidewater #                                                 120,800       4,605
                                                                      ---------
Total Mining Support Activities                                          10,076
                                                                      ---------

-------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--0.6%
-------------------------------------------------------------------------------
Mosaic*                                                     347,180       5,402
                                                                      ---------
Total Miscellaneous Nondurable Goods Wholesale                            5,402
                                                                      ---------

-------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--3.8%
-------------------------------------------------------------------------------
Ametek                                                      160,300       6,709
DaVita*                                                     148,050       6,733
Fisher Scientific International*                            116,910       7,588
Roper Industries #                                          193,560      13,814
                                                                      ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                34,844
                                                                      ---------

-------------------------------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--0.3%
-------------------------------------------------------------------------------
Vulcan Materials                                             46,860       3,045
                                                                      ---------
Total Nonmetallic Mineral Mining & Quarrying                              3,045
                                                                      ---------

-------------------------------------------------------------------------------
OIL & GAS EXTRACTION--3.0%
-------------------------------------------------------------------------------
Range Resources                                             333,850       8,980
Ultra Petroleum*                                            280,460       8,515
XTO Energy                                                  298,576      10,149
                                                                      ---------
Total Oil & Gas Extraction                                               27,644
                                                                      ---------

-------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
MANUFACTURING--0.6%
-------------------------------------------------------------------------------
American Power Conversion                                   216,300       5,103
                                                                      ---------
Total Other Electrical Equipment & Component
Manufacturing                                                             5,103
                                                                      ---------

-------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT MANUFACTURING--1.5%
-------------------------------------------------------------------------------
Fortune Brands                                              151,420      13,446
                                                                      ---------
Total Other Fabricated Metal Product Manufacturing                       13,446
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--3.5%
-------------------------------------------------------------------------------
Affiliated Managers Group* #                                137,290   $   9,381
SEI Investments #                                           214,310       8,004
T. Rowe Price Group                                         230,700      14,442
                                                                      ---------
Total Other Financial Investment Activities                              31,827
                                                                      ---------

-------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.6%
-------------------------------------------------------------------------------
Actuant, Cl A*                                              108,200       5,187
                                                                      ---------
Total Other General Purpose Machinery Manufacturing                       5,187
                                                                      ---------

-------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.7%
-------------------------------------------------------------------------------
Host Marriott                                               359,820       6,297
                                                                      ---------
Total Other Investment Pools & Funds                                      6,297
                                                                      ---------

-------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--2.0%
-------------------------------------------------------------------------------
Coach*                                                      544,940      18,294
                                                                      ---------
Total Other Leather & Allied Product Manufacturing                       18,294
                                                                      ---------

-------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.5%
-------------------------------------------------------------------------------
Scientific Games, Cl A*                                     302,350       8,142
WMS Industries* #                                           156,550       5,284
                                                                      ---------
Total Other Miscellaneous Manufacturing                                  13,426
                                                                      ---------

-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--4.5%
-------------------------------------------------------------------------------
Dade Behring Holdings*                                      161,580      10,504
Forest Laboratories*                                        114,910       4,464
Genzyme* #                                                  143,880       8,646
Kos Pharmaceuticals*                                         78,616       5,150
Sepracor* #                                                 214,270      12,858
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                            41,622
                                                                      ---------

-------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.7%
-------------------------------------------------------------------------------
Questar                                                     101,840       6,711
                                                                      ---------
Total Pipeline Transportation of Natural Gas                              6,711
                                                                      ---------

-------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Tempur-Pedic International* #                               212,170       4,706
                                                                      ---------
Total Plastics Product Manufacturing                                      4,706
                                                                      ---------

-------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Allegheny Technologies                                      210,580       4,645
                                                                      ---------
Total Primary Metal Manufacturing                                         4,645
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLY
WHOLESALE--0.4%
-------------------------------------------------------------------------------
Patterson*                                                   89,950   $   4,055
                                                                      ---------
Total Professional & Commercial Equipment & Supply
Wholesale                                                                 4,055
                                                                      ---------

-------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES--0.5%
-------------------------------------------------------------------------------
Alliance Data Systems* #                                    103,710       4,207
                                                                      ---------
Total Professional, Scientific & Technical Services                       4,207
                                                                      ---------

-------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.8%
-------------------------------------------------------------------------------
Sirius Satellite Radio* #                                 1,082,320       7,013
                                                                      ---------
Total Radio & Television Broadcasting                                     7,013
                                                                      ---------

-------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--1.8%
-------------------------------------------------------------------------------
DR Horton                                                   160,100       6,022
Lennar, Cl A                                                 67,000       4,251
Toll Brothers* #                                             61,470       6,242
                                                                      ---------
Total Residential Building Construction                                  16,515
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.7%
-------------------------------------------------------------------------------
Celgene* #                                                  160,740       6,553
                                                                      ---------
Total Scientific R&D Services                                             6,553
                                                                      ---------

-------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.9%
-------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings #                       28,300       8,363
                                                                      ---------
Total Securities & Commodity Exchanges                                    8,363
                                                                      ---------

-------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION &
BROKERAGE--2.3%
-------------------------------------------------------------------------------
Ameritrade Holding*                                         348,639       6,481
Jefferies Group                                             133,617       5,063
Legg Mason #                                                 95,330       9,925
                                                                      ---------
Total Security & Commodity Contracts Intermediation
& Brokerage                                                              21,469
                                                                      ---------

-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--7.1%
-------------------------------------------------------------------------------
Altera*                                                     642,470      12,734
Analog Devices                                              143,150       5,341
ASML Holding, NY Shares*                                    276,470       4,330
Broadcom, Cl A*                                             389,140      13,818
Cypress Semiconductor*                                      580,380       7,307
Flextronics International*                                  511,530       6,757
Marvell Technology Group*                                   202,242       7,693

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--CONTINUED
-------------------------------------------------------------------------------
National Semiconductor #                                    308,180   $   6,789
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                            64,769
                                                                      ---------

-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--4.1%
-------------------------------------------------------------------------------
F5 Networks* #                                              258,727      12,221
Openwave Systems* #                                         475,110       7,792
Take-Two Interactive Software* #                            195,900       4,986
VeriSign* #                                                 437,540      12,583
                                                                      ---------
Total Software Publishers                                                37,582
                                                                      ---------

-------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.8%
-------------------------------------------------------------------------------
Adtran                                                      154,250       3,824
Alamosa Holdings*                                           523,220       7,273
Amdocs*                                                     174,360       4,608
Nextel Partners, Cl A*                                      267,010       6,720
NII Holdings*                                               117,860       7,536
Tellabs*                                                    535,140       4,656
                                                                      ---------
Total Telecommunications                                                 34,617
                                                                      ---------

-------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--4.7%
-------------------------------------------------------------------------------
Harrah's Entertainment                                      141,180      10,175
MGM Mirage* #                                               312,010      12,349
Starwood Hotels & Resorts Worldwide                         226,450      13,263
Station Casinos                                             114,350       7,593
                                                                      ---------
Total Traveler Accommodation                                             43,380
                                                                      ---------

-------------------------------------------------------------------------------
Total Common Stock
  (cost $729,360)                                                       907,092
-------------------------------------------------------------------------------
CASH EQUIVALENT--0.1%
-------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                     1,189,875       1,190
-------------------------------------------------------------------------------
Total Cash Equivalent
  (Cost $1,190)                                                           1,190
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--12.0%
-------------------------------------------------------------------------------
Boston Global Investment Trust--
  Quality Portfolio (1)                                 110,410,500     110,411
-------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral
  for Loaned Securities
  (Cost $110,411)                                                       110,411
-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                                        (000)
-------------------------------------------------------------------------------
Total Investments--111.1%
  (Cost $840,961)                                                   $ 1,018,693
                                                                    -----------
Other Assets and Liabilities, Net--(11.1)%                            (101,971)
                                                                    -----------
Net Assets--100.0%                                                  $   916,722
                                                                    ===========
* Non-income producing security
# Security fully or partially on loan at June 30, 2005. The total value of securities on loan at June 30, 2005, was $106,564,777.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class

At June 30, 2005,, the tax basis cost of the Fund's investments was $841,134, and the unrealized appreciation and depreciation were $182,980 and $(5,421), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--99.6%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/PAYROLL
SERVICES--0.9%
-------------------------------------------------------------------------------
Jackson Hewitt Tax Service                                   93,860   $   2,219
                                                                      ---------
Total Accounting/Tax
Preparation/Bookkeeping/Payroll Services                                  2,219
                                                                      ---------

-------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--0.6%
-------------------------------------------------------------------------------
Euronet Worldwide* #                                         50,530       1,469
                                                                      ---------
Total Activities Related to Credit Intermediation                         1,469
                                                                      ---------

-------------------------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.6%
-------------------------------------------------------------------------------
CB Richard Ellis Group, Cl A*                                30,840       1,353
                                                                      ---------
Total Activities Related to Real Estate                                   1,353
                                                                      ---------

-------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
-------------------------------------------------------------------------------
aQuantive* #                                                160,720       2,848
                                                                      ---------
Total Advertising & Related Services                                      2,848
                                                                      ---------

-------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--0.8%
-------------------------------------------------------------------------------
Hexcel*                                                     110,480       1,869
                                                                      ---------
Total Aerospace Product & Parts Manufacturing                             1,869
                                                                      ---------

-------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.0%
-------------------------------------------------------------------------------
Bucyrus International, Cl A                                  17,972         682
Hydril*                                                      31,920       1,735
                                                                      ---------
Total Agriculture, Construction & Mining Machinery
Manufacturing                                                            2,417
                                                                      ---------

-------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--0.7%
-------------------------------------------------------------------------------
Washington Group International*                              34,300       1,753
                                                                      ---------
Total Architectural, Engineering & Related Services                       1,753
                                                                      ---------

-------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.7%
-------------------------------------------------------------------------------
MarineMax* #                                                 54,040       1,689
                                                                      ---------
Total Automotive Parts, Accessories & Tire Stores                         1,689
                                                                      ---------

-------------------------------------------------------------------------------
CEMENT & CONCRETE PRODUCT MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Eagle Materials #                                            19,290       1,786
                                                                      ---------
Total Cement & Concrete Product Manufacturing                             1,786
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
CLOTHING STORES--2.0%
-------------------------------------------------------------------------------
Carter's*                                                    20,140   $   1,176
Childrens Place* #                                           43,930       2,050
HOT Topic*                                                   84,560       1,617
                                                                      ---------
Total Clothing Stores                                                     4,843
                                                                      ---------

-------------------------------------------------------------------------------
COAL MINING--0.9%
-------------------------------------------------------------------------------
Alpha Natural Resources*                                     87,270       2,084
                                                                      ---------
Total Coal Mining                                                         2,084
                                                                      ---------

-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.3%
-------------------------------------------------------------------------------
Trimble Navigation* #                                        18,420         718
                                                                      ---------
Total Communications Equipment Manufacturing                                718
                                                                      ---------

-------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.6%
-------------------------------------------------------------------------------
Sunrise Senior Living* #                                     26,990       1,457
                                                                      ---------
Total Community Care Facilities for the Elderly                           1,457
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Integrated Device Technology*                               107,510       1,156
                                                                      ---------
Total Computer & Peripheral Equipment Manufacturing                       1,156
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--7.5%
-------------------------------------------------------------------------------
CACI International*                                          25,940       1,638
Digital Insight*                                             39,780         952
Digitas*                                                    134,200       1,531
Ixia*                                                       136,470       2,653
Micros Systems*                                              52,670       2,357
Netgear* #                                                   75,240       1,399
Open Solutions* #                                            64,700       1,314
Parametric Technology*                                      292,130       1,864
Sapient*                                                    146,950       1,165
Witness Systems*                                            158,790       2,895
                                                                      ---------
Total Computer Systems Design & Related Services                         17,768
                                                                      ---------

-------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Warnaco Group* #                                             66,650       1,550
                                                                      ---------
Total Cut & Sew Apparel Manufacturing                                     1,550
                                                                      ---------

-------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.5%
-------------------------------------------------------------------------------
MoneyGram International                                      59,700       1,141
                                                                      ---------
Total Data Processing Services                                            1,141
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--0.8%
-------------------------------------------------------------------------------
Hornbeck Offshore Services*                                  71,110   $   1,926
                                                                      ---------
Total Deep Sea, Coastal & Great Lakes Water
Transportation                                                            1,926
                                                                      ---------

-------------------------------------------------------------------------------
DEPARTMENT STORES--0.9%
-------------------------------------------------------------------------------
Stein Mart* #                                                99,740       2,194
                                                                      ---------
Total Department Stores                                                   2,194
                                                                      ---------

-------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.5%
-------------------------------------------------------------------------------
Boston Private Financial Holdings #                          67,210       1,694
East-West Bancorp                                            75,962       2,551
Wintrust Financial                                           31,160       1,631
                                                                      ---------
Total Depository Credit Intermediation                                    5,876
                                                                      ---------

-------------------------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.8%
-------------------------------------------------------------------------------
WESCO International*                                         57,480       1,804
                                                                      ---------
Total Electrical Goods Wholesale                                          1,804
                                                                      ---------

-------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.0%
-------------------------------------------------------------------------------
Coldwater Creek*                                             96,613       2,407
                                                                      ---------
Total Electronic Shopping & Mail-Order Houses                             2,407
                                                                      ---------

-------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.5%
-------------------------------------------------------------------------------
Insight Enterprises*                                         59,990       1,211
                                                                      ---------
Total Electronics & Appliance Stores                                      1,211
                                                                      ---------

-------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.2%
-------------------------------------------------------------------------------
Administaff* #                                               67,830       1,611
Labor Ready* #                                               54,770       1,277
                                                                      ---------
Total Employment Services                                                 2,888
                                                                      ---------

-------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--0.7%
-------------------------------------------------------------------------------
DSW, Cl A*                                                    7,540         188
Wolverine World Wide                                         61,040       1,466
                                                                      ---------
Total Footwear Manufacturing                                              1,654
                                                                      ---------

-------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--2.0%
-------------------------------------------------------------------------------
PF Chang's China Bistro*                                     45,720       2,697
Red Robin Gourmet Burgers* #                                 35,130       2,177
                                                                      ---------
Total Full-Service Restaurants                                            4,874
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--2.2%
-------------------------------------------------------------------------------
American Healthways* #                                       45,780   $   1,935
LifePoint Hospitals*                                         64,520       3,260
                                                                      ---------
Total General Medical & Surgical Hospitals                                5,195
                                                                      ---------

-------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.8%
-------------------------------------------------------------------------------
United Natural Foods*                                        64,402       1,956
                                                                      ---------
Total Grocery & Related Product Wholesalers                               1,956
                                                                      ---------

-------------------------------------------------------------------------------
GROCERY STORES--0.8%
-------------------------------------------------------------------------------
Pantry*                                                      47,410       1,836
                                                                      ---------
Total Grocery Stores                                                      1,836
                                                                      ---------

-------------------------------------------------------------------------------
HARDWARE, & PLUMBING & HEATING EQUIPMENT & SUPPLIES
WHOLESALE--0.5%
-------------------------------------------------------------------------------
Watsco                                                       26,290       1,120
                                                                      ---------
Total Hardware, & Plumb & Heating Equipment & Sup
Wholesale                                                                 1,120
                                                                      ---------

-------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.3%
-------------------------------------------------------------------------------
Kulicke & Soffa Industries*                                 142,714       1,129
Varian Semiconductor Equipment Associates* #                 52,730       1,951
                                                                      ---------
Total Industrial Machinery Manufacturing                                  3,080
                                                                      ---------

-------------------------------------------------------------------------------
INFORMATION SERVICES--1.7%
-------------------------------------------------------------------------------
CNET Networks*                                              200,230       2,351
Internet Capital Group*                                     237,180       1,738
                                                                      ---------
Total Information Services                                                4,089
                                                                      ---------

-------------------------------------------------------------------------------
INSURANCE CARRIERS--0.8%
-------------------------------------------------------------------------------
Platinum Underwriters Holdings                               63,070       2,007
                                                                      ---------
Total Insurance Carriers                                                  2,007
                                                                      ---------

-------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--0.8%
-------------------------------------------------------------------------------
Cogent*                                                      56,567       1,615
Identix* #                                                   38,792         195
                                                                      ---------
Total Investigation & Security Services                                   1,810
                                                                      ---------

-------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.6%
-------------------------------------------------------------------------------
Texas Roadhouse, Cl A*                                       39,160       1,361
                                                                      ---------
Total Limited-Service Eating Places                                       1,361
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
MACHINERY, EQUIPMENT & SUPPLIES WHOLESALE--0.6%
-------------------------------------------------------------------------------
Aviall*                                                      45,410   $   1,435
                                                                      ---------
Total Machinery, Equipment & Supplies Wholesale                           1,435
                                                                      ---------

-------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--1.5%
-------------------------------------------------------------------------------
Pacer International*                                         94,450       2,058
Resources Connection* #                                      66,230       1,539
                                                                      ---------
Total Management, Scientific & Technical Consulting
Services                                                                  3,597
                                                                      ---------

-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--4.1%
-------------------------------------------------------------------------------
Advanced Medical Optics*                                     86,540       3,440
Kyphon* #                                                    62,190       2,164
Resmed* #                                                    63,570       4,195
                                                                      ---------
Total Medical Equipment & Supplies Manufacturing                          9,799
                                                                      ---------

-------------------------------------------------------------------------------
METAL ORE MINING--0.5%
-------------------------------------------------------------------------------
Cleveland-Cliffs                                             19,050       1,100
                                                                      ---------
Total Metal Ore Mining                                                    1,100
                                                                      ---------

-------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.3%
-------------------------------------------------------------------------------
Superior Energy Services*                                    99,760       1,776
Todco, Cl A*                                                 47,990       1,232
                                                                      ---------
Total Mining Support Activities                                           3,008
                                                                      ---------

-------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--0.6%
-------------------------------------------------------------------------------
Central Garden and Pet*                                      30,480       1,497
                                                                      ---------
Total Miscellaneous Nondurable Goods Wholesale                            1,497
                                                                      ---------

-------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.6%
-------------------------------------------------------------------------------
Lions Gate Entertainment* #                                 135,520       1,390
                                                                      ---------
Total Motion Picture & Video Industries                                   1,390
                                                                      ---------

-------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Wabash National                                              66,320       1,607
                                                                      ---------
Total Motor Vehicle Body & Trailer Manufacturing                          1,607
                                                                      ---------

-------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--4.2%
-------------------------------------------------------------------------------
Advanced Energy Industries*                                  99,771         784
American Medical Systems Holdings* #                        104,720       2,162
Biosite*                                                     14,740         811
Esterline Technologies*                                      45,970       1,842
Itron*                                                       28,460       1,272
-------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--CONTINUED
-------------------------------------------------------------------------------
Teledyne Technologies*                                       60,600   $   1,974
Varian* #                                                    32,140       1,215
                                                                      ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                10,060
                                                                      ---------

-------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.8%
-------------------------------------------------------------------------------
Metris*                                                     125,260       1,811
                                                                      ---------
Total Nondepository Credit Intermediation                                 1,811
                                                                      ---------

-------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.6%
-------------------------------------------------------------------------------
Olin                                                         76,030       1,387
                                                                      ---------
Total Nonferrous Production & Processing                                  1,387
                                                                      ---------

-------------------------------------------------------------------------------
NURSING CARE FACILITIES--2.2%
-------------------------------------------------------------------------------
Genesis HealthCare*                                          48,445       2,242
Kindred Healthcare* #                                        75,020       2,972
                                                                      ---------
Total Nursing Care Facilities                                             5,214
                                                                      ---------

-------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--0.5%
-------------------------------------------------------------------------------
Gentiva Health Services*                                     68,858       1,230
                                                                      ---------
Total Offices of Physicians                                               1,230
                                                                      ---------

-------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.3%
-------------------------------------------------------------------------------
Denbury Resources*                                           53,620       2,132
Energy Partners*                                            105,330       2,761
Parallel Petroleum*                                          69,673         617
                                                                      ---------
Total Oil & Gas Extraction                                                5,510
                                                                      ---------

-------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.7%
-------------------------------------------------------------------------------
Affiliated Managers Group*                                   24,935       1,704
                                                                      ---------
Total Other Financial Investment Activities                               1,704
                                                                      ---------

-------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--2.1%
-------------------------------------------------------------------------------
Actuant, Cl A*                                               46,910       2,249
Gardner Denver*                                              26,920         944
JLG Industries                                               68,860       1,892
                                                                      ---------
Total Other General Purpose Machinery Manufacturing                       5,085
                                                                      ---------

-------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--2.2%
-------------------------------------------------------------------------------
Kilroy Realty                                                25,320       1,203
Sunstone Hotel Investors                                     90,230       2,189
Ventas #                                                     63,850       1,928
                                                                      ---------
Total Other Investment Pools & Funds                                      5,320
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.4%
-------------------------------------------------------------------------------
Scientific Games, Cl A*                                      52,368   $   1,410
Shuffle Master* #                                            76,485       2,144
WMS Industries* #                                            62,390       2,106
                                                                      ---------
Total Other Miscellaneous Manufacturing                                   5,660
                                                                      ---------

-------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.8%
-------------------------------------------------------------------------------
Psychiatric Solutions* #                                     58,020       2,826
Sierra Health Services*                                      54,280       3,879
                                                                      ---------
Total Outpatient Care Centers                                             6,705
                                                                      ---------

-------------------------------------------------------------------------------
PAINT, COATING & ADHESIVE MANUFACTURING--0.8%
-------------------------------------------------------------------------------
HB Fuller                                                    53,770       1,831
                                                                      ---------
Total Paint, Coating & Adhesive Manufacturing                             1,831
                                                                      ---------

-------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Headwaters* #                                                51,180       1,760
                                                                      ---------
Total Petroleum & Coal Products Manufacturing                             1,760
                                                                      ---------

-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--4.4%
-------------------------------------------------------------------------------
Immucor* #                                                  129,012       3,735
MGI Pharma*                                                  79,780       1,736
Nabi Biopharmaceuticals*                                     83,120       1,266
Serologicals* #                                              83,170       1,767
United Therapeutics*                                         42,990       2,072
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                            10,576
                                                                      ---------

-------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.4%
-------------------------------------------------------------------------------
Jarden* #                                                    38,820       2,093
Tempur-Pedic International* #                                56,870       1,262
                                                                      ---------
Total Plastics Product Manufacturing                                      3,355
                                                                      ---------

-------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.8%
-------------------------------------------------------------------------------
Allegheny Technologies                                       84,560       1,865
                                                                      ---------
Total Primary Metal Manufacturing                                         1,865
                                                                      ---------

-------------------------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.6%
-------------------------------------------------------------------------------
Wabtec                                                       66,530       1,429
                                                                      ---------
Total Railroad Rolling Stock Manufacturing                                1,429
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.5%
-------------------------------------------------------------------------------
Medicines*                                                   52,750       1,234
                                                                      ---------
Total Scientific R&D Services                                             1,234
                                                                      ---------

                                                                     Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION &
BROKERAGE--2.2%
-------------------------------------------------------------------------------
GFI Group*                                                   37,650   $   1,340
Greenhill #                                                  23,370         947
Investment Technology Group*                                 88,660       1,863
Jefferies Group                                              31,770       1,204
                                                                      ---------
Total Security & Commodity Contracts Intermediation
& Brokerage                                                               5,354
                                                                      ---------

-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--5.0%
-------------------------------------------------------------------------------
Cypress Semiconductor*                                      152,660       1,922
Formfactor*                                                  64,370       1,701
Genesis Microchip*                                           57,830       1,067
Microsemi* #                                                151,280       2,844
Sirf Technology Holdings*                                    98,980       1,750
Trident Microsystems* #                                     116,090       2,634
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                            11,918
                                                                      ---------

-------------------------------------------------------------------------------
SHOE STORES--1.3%
-------------------------------------------------------------------------------
Genesco*                                                     86,310       3,201
                                                                      ---------
Total Shoe Stores                                                         3,201
                                                                      ---------

-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--4.0%
-------------------------------------------------------------------------------
Advent Software* #                                           86,910       1,761
F5 Networks* #                                               55,790       2,635
Openwave Systems* #                                         149,020       2,444
Progress Software*                                           67,590       2,038
Verint Systems*                                              18,795         604
                                                                      ---------
Total Software Publishers                                                 9,482
                                                                      ---------

-------------------------------------------------------------------------------
SPECTATOR SPORTS--0.9%
-------------------------------------------------------------------------------
Penn National Gaming*                                        57,980       2,116
                                                                      ---------
Total Spectator Sports                                                    2,116
                                                                      ---------

-------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--1.7%
-------------------------------------------------------------------------------
Dick's Sporting Goods* #                                     69,910       2,698
GameStop, Cl A* #                                            40,630       1,329
                                                                      ---------
Total Sporting Goods/Hobby/Musical Instrument Stores                      4,027
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.8%
-------------------------------------------------------------------------------
NS Group*                                                    57,450   $   1,868
                                                                      ---------
Total Steel Product Manufacturing from Purchased Steel                    1,868
                                                                      ---------

-------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.0%
-------------------------------------------------------------------------------
Adtran                                                       61,990       1,537
SBA Communications, Cl A*                                   274,720       3,709
Ubiquitel* #                                                225,410       1,839
                                                                      ---------
Total Telecommunications                                                  7,085
                                                                      ---------

-------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.7%
-------------------------------------------------------------------------------
Gaylord Entertainment*                                       35,690       1,659
                                                                      ---------
Total Traveler Accommodation                                              1,659
                                                                      =========

-------------------------------------------------------------------------------
Total Common Stock
  (Cost $195,092)                                                       237,287

-------------------------------------------------------------------------------
CASH EQUIVALENT--1.6%
-------------------------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares                                   3,905,608       3,906

-------------------------------------------------------------------------------
Total Cash Equivalent
  (Cost $3,906)                                                           3,906

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--12.5%
-------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio (1)                                29,800,200      29,800

-------------------------------------------------------------------------------

Total Short-Term Investment Held as Collateral for
  Loaned Securities
  (Cost $29,800)                                                         29,800
-------------------------------------------------------------------------------

Total Investments--113.7%
  (Cost $228,798)                                                       270,993
                                                                      ---------
Other Assets and Liabilities, Net--(13.7)%                              (32,679)
                                                                      ---------
Net Assets--100.0%                                                    $ 238,314
                                                                      =========

* Non-income producing security
# Security fully or partially on loan at June 30, 2005. The total value of securities on loan at June 30, 2005, was $28,563,805.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class

At June 30, 2005,, the tax basis cost of the Fund's investments was $228,840, and the unrealized appreciation and depreciation were $45,798 and $(3,645), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--86.4%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.3%
-------------------------------------------------------------------------------
Valuevision Media, Cl A*                                     97,789   $   1,174
                                                                      ---------
Total Advertising & Related Services                                      1,174
                                                                      ---------

-------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--1.7%
-------------------------------------------------------------------------------
HealthExtras* #                                              84,145       1,689
LabOne* #                                                   145,280       5,783
                                                                      ---------
Total Agencies & Other Insurance Related Activities                       7,472
                                                                      ---------

-------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.4%
-------------------------------------------------------------------------------
Bucyrus International, Cl A #                               167,600       6,365
                                                                      ---------
Total Agriculture, Construction & Mining Machinery
Manufacturing                                                             6,365
                                                                      ---------

-------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--0.9%
-------------------------------------------------------------------------------
RTI International Metals*                                   124,980       3,926
                                                                      ---------
Total Architectural & Structural Metals Manufacturing                     3,926
                                                                      ---------

-------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--1.0%
-------------------------------------------------------------------------------
MTC Technologies* #                                         122,300       4,504
                                                                      ---------
Total Architectural, Engineering & Related Services                       4,504
                                                                      ---------

-------------------------------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--1.2%
-------------------------------------------------------------------------------
Dollar Thrifty Automotive Group* #                          136,480       5,184
                                                                      ---------
Total Automotive Equipment Rental & Leasing                               5,184
                                                                      ---------

-------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--1.1%
-------------------------------------------------------------------------------
MarineMax* #                                                152,550       4,767
                                                                      ---------
Total Automotive Parts, Accessories & Tire Stores                         4,767
                                                                      ---------

-------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Tetra Technologies* #                                        98,670       3,143
                                                                      ---------
Total Basic Chemical Manufacturing                                        3,143
                                                                      ---------

-------------------------------------------------------------------------------
BEER/WINE/DISTILLED ALCOHOLIC BEVERAGE WHOLESALE--0.8%
-------------------------------------------------------------------------------
Central European Distribution* #                             94,660       3,534
                                                                      ---------
Total Beer/Wine/Distilled Alcoholic Beverage Wholesale                    3,534
                                                                      ---------

                                                                       Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--1.4%
-------------------------------------------------------------------------------
Hansen Natural* #                                            72,370   $   6,131
                                                                      ---------
Total Beverage Manufacturing                                              6,131
                                                                      ---------

-------------------------------------------------------------------------------
CLOTHING STORES--0.2%
-------------------------------------------------------------------------------
Orange 21*                                                  168,880         866
                                                                      ---------
Total Clothing Stores                                                       866
                                                                      ---------

-------------------------------------------------------------------------------
COAL MINING--0.8%
-------------------------------------------------------------------------------
Penn Virginia #                                              83,180       3,716
                                                                      ---------
Total Coal Mining                                                         3,716
                                                                      ---------

-------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--0.4%
-------------------------------------------------------------------------------
Audiocodes* #                                               186,530       1,856
                                                                      ---------
Total Commercial/Industrial Equipment Rental & Leasing                    1,856
                                                                      ---------

-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Comtech Telecommunications* #                               101,025       3,296
                                                                      ---------
Total Communications Equipment Manufacturing                              3,296
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--0.6%
-------------------------------------------------------------------------------
Metrologic Instruments* #                                   201,840       2,531
                                                                      ---------
Total Computer & Peripheral Equipment Manufacturing                       2,531
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--4.2%
-------------------------------------------------------------------------------
Covansys* #                                                 373,380       4,798
Kanbay International* #                                     283,913       6,561
Lipman Electronic Engineering                               120,950       3,722
Sapient* #                                                  438,680       3,479
                                                                      ---------
Total Computer Systems Design & Related Services                         18,560
                                                                      ---------

-------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER
TRANSPORTATION--0.6%
-------------------------------------------------------------------------------
Hornbeck Offshore Services*                                 101,960       2,762
                                                                      ---------
Total Deep Sea, Coastal & Great Lakes Water
Transportation                                                            2,762
                                                                      ---------

-------------------------------------------------------------------------------
DEPARTMENT STORES--0.5%
-------------------------------------------------------------------------------
Citi Trends* #                                              116,730       2,110
                                                                      ---------
Total Department Stores                                                   2,110
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.6%
-------------------------------------------------------------------------------
Bankunited Financial, Cl A #                                100,530   $   2,718
Boston Private Financial Holdings #                          97,240       2,450
FirstFed Financial* #                                        62,850       3,747
Hanmi Financial #                                           168,920       2,821
IBERIABANK                                                   45,250       2,788
PFF Bancorp #                                               133,872       4,055
Preferred Bank #                                             40,560       1,610
                                                                      ---------
Total Depository Credit Intermediation                                   20,189
                                                                      ---------

-------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT
MANUFACTURING--0.5%
-------------------------------------------------------------------------------
EnPro Industries* #                                          80,530       2,325
                                                                      ---------
Total Engine, Turbine & Power Transmission Equipment
Manufacturing                                                             2,325
                                                                      ---------

-------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--2.3%
-------------------------------------------------------------------------------
Deckers Outdoor* #                                          349,240       8,592
Eddie Bauer Holdings*                                        63,170       1,737
                                                                      ---------
Total Footwear Manufacturing                                             10,329
                                                                      ---------

-------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.6%
-------------------------------------------------------------------------------
Dave & Buster's* #                                          143,940       2,654
                                                                      ---------
Total Full-Service Restaurants                                            2,654
                                                                      ---------

-------------------------------------------------------------------------------
GAMBLING INDUSTRIES--0.6%
-------------------------------------------------------------------------------
Isle of Capri Casinos*                                      108,690       2,848
                                                                      ---------
Total Gambling Industries                                                 2,848
                                                                      ---------

-------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.5%
-------------------------------------------------------------------------------
Universal Truckload Services* #                             128,740       2,174
                                                                      ---------
Total General Freight Trucking                                            2,174
                                                                      ---------

-------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--1.9%
-------------------------------------------------------------------------------
Amedisys* #                                                 123,067       4,527
Intuitive Surgical* #                                        88,339       4,120
                                                                      ---------
Total Home Health Care Services                                           8,647
                                                                      ---------

-------------------------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.6%
-------------------------------------------------------------------------------
Middleby #                                                   53,390       2,822
                                                                      ---------
Total Household Appliance Manufacturing                                   2,822
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
INFORMATION SERVICES--0.4%
-------------------------------------------------------------------------------
SupportSoft* #                                              339,678   $   1,763
                                                                      ---------
Total Information Services                                                1,763
                                                                      ---------

-------------------------------------------------------------------------------
INSURANCE CARRIERS--4.0%
-------------------------------------------------------------------------------
American Physicians Capital*                                 38,740       1,439
Triad Guaranty* #                                            69,480       3,501
United Fire & Casualty                                       79,620       3,537
Universal American Financial*                               262,010       5,927
WellCare Health Plans* #                                     88,030       3,126
                                                                      ---------
Total Insurance Carriers                                                 17,530
                                                                      ---------

-------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.8%
-------------------------------------------------------------------------------
California Pizza Kitchen* #                                 137,740       3,756
                                                                      ---------
Total Limited-Service Eating Places                                       3,756
                                                                      ---------

-------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING
SERVICES--3.4%
-------------------------------------------------------------------------------
Conor Medsystems* #                                         123,000       1,888
DiamondCluster International* #                             178,620       2,018
HUB Group, Cl A* #                                          144,392       3,617
Huron Consulting Group #                                    137,707       3,243
Navigant Consulting* #                                      254,290       4,491
                                                                      ---------
Total Management, Scientific & Technical Consulting
Services                                                                 15,257
                                                                      ---------

-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Arthrocare* #                                                62,610       2,188
                                                                      ---------
Total Medical Equipment & Supplies Manufacturing                          2,188
                                                                      ---------

-------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.5%
-------------------------------------------------------------------------------
Oceaneering International* #                                 91,910       3,552
Pioneer Drilling*                                           199,200       3,040
                                                                      ---------
Total Mining Support Activities                                           6,592
                                                                      ---------

-------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--1.1%
-------------------------------------------------------------------------------
Central Garden and Pet*                                      96,570       4,744
                                                                      ---------
Total Miscellaneous Nondurable Goods Wholesale                            4,744
                                                                      ---------

-------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER MANUFACTURING--0.8%
-------------------------------------------------------------------------------
Wabash National #                                           140,940       3,415
                                                                      ---------
Total Motor Vehicle Body & Trailer Manufacturing                          3,415
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--2.1%
-------------------------------------------------------------------------------
ESCO Technologies*                                           90,200   $   9,092
                                                                      ---------
Total Motor Vehicle Parts Manufacturing                                   9,092
                                                                      ---------

-------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--5.5%
-------------------------------------------------------------------------------
American Science & Engineering* #                           108,200       4,800
Biosite*                                                     55,370       3,045
Credence Systems* #                                         189,660       1,716
EDO #                                                       119,080       3,562
Faro Technologies* #                                         90,570       2,469
Hologic*                                                     87,740       3,488
Itron* #                                                    115,500       5,160
                                                                      ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                24,240
                                                                      ---------

-------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.1%
-------------------------------------------------------------------------------
Metris* #                                                   336,680       4,868
                                                                      ---------
Total Nondepository Credit Intermediation                                 4,868
                                                                      ---------

-------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.9%
-------------------------------------------------------------------------------
Intermagnetics General* #                                   131,460       4,044
                                                                      ---------
Total Nonferrous Production & Processing                                  4,044
                                                                      ---------

-------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.5%
-------------------------------------------------------------------------------
Horizon Health* #                                           170,040       3,977
Symbion* #                                                  120,722       2,879
                                                                      ---------
Total Offices of Physicians                                               6,856
                                                                      ---------

-------------------------------------------------------------------------------
OIL & GAS EXTRACTION--4.4%
-------------------------------------------------------------------------------
Carrizo Oil & Gas* #                                        117,180       1,999
Comstock Resources*                                         299,170       7,566
Energy Partners* #                                          204,510       5,360
KCS Energy*                                                 255,570       4,440
                                                                      ---------
Total Oil & Gas Extraction                                               19,365
                                                                      ---------

-------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--1.8%
-------------------------------------------------------------------------------
Cascade #                                                    42,340       1,831
JLG Industries #                                            220,850       6,069
                                                                      ---------
Total Other General Purpose Machinery Manufacturing                       7,900
                                                                      ---------

-------------------------------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.8%
-------------------------------------------------------------------------------
Foster Wheeler* #                                           186,090       3,659
                                                                      ---------
Total Other Heavy Construction                                            3,659
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Shuffle Master* #                                            72,075   $   2,020
                                                                      ---------
Total Other Miscellaneous Manufacturing                                   2,020
                                                                      ---------

-------------------------------------------------------------------------------
OTHER MOTOR VEHICLE DEALERS--0.4%
-------------------------------------------------------------------------------
Rush Enterprises, Cl A*                                     145,660       1,943
                                                                      ---------
Total Other Motor Vehicle Dealers                                         1,943
                                                                      ---------

-------------------------------------------------------------------------------
OTHER TEXTILE PRODUCT MILLS--0.4%
-------------------------------------------------------------------------------
Stride Rite #                                               134,780       1,859
                                                                      ---------
Total Other Textile Product Mills                                         1,859
                                                                      ---------

-------------------------------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Champion Enterprises* #                                     208,530       2,073
                                                                      ---------
Total Other Wood Product Manufacturing                                    2,073
                                                                      ---------

-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.6%
-------------------------------------------------------------------------------
Bone Care International*                                    237,180       7,820
CRA International* #                                        117,230       6,313
Cypress Bioscience*                                         236,180       3,117
First Horizon Pharmaceutical* #                             132,460       2,522
SuperGen* #                                                 273,780       1,352
United Therapeutics*                                        165,160       7,961
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                            29,085
                                                                      ---------

-------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.2%
-------------------------------------------------------------------------------
Jarden* #                                                    96,305       5,193
                                                                      ---------
Total Plastics Product Manufacturing                                      5,193
                                                                      ---------

-------------------------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--1.2%
-------------------------------------------------------------------------------
Chemed                                                      127,640       5,218
                                                                      ---------
Total Plumbing, Heating & AC Contractor                                   5,218
                                                                      ---------

-------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLY
WHOLESALE--0.6%
-------------------------------------------------------------------------------
Neoware Systems* #                                          124,817       1,278
PAR Technology* #                                            39,940       1,278
                                                                      ---------
Total Professional & Commercial Equipment & Supply
Wholesale                                                                 2,556
                                                                      ---------

-------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.2%
-------------------------------------------------------------------------------
Genesee & Wyoming, Cl A* #                                  190,627       5,187
                                                                      ---------
Total Rail Transportation                                                 5,187
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.6%
-------------------------------------------------------------------------------
Greenbrier #                                                 91,800   $   2,488
                                                                      ---------
Total Railroad Rolling Stock Manufacturing                                2,488
                                                                      ---------

-------------------------------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Titan International #                                       145,090       2,028
                                                                      ---------
Total Rubber Product Manufacturing                                        2,028
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.1%
-------------------------------------------------------------------------------
Encysive Pharmaceuticals*                                   564,385       6,101
NitroMed* #                                                 160,370       3,119
                                                                      ---------
Total Scientific R&D Services                                             9,220
                                                                      ---------

-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--0.5%
-------------------------------------------------------------------------------
Aeroflex*                                                   253,190       2,127
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                             2,127
                                                                      ---------

-------------------------------------------------------------------------------
SHOE STORES--1.9%
-------------------------------------------------------------------------------
Genesco* #                                                  225,360       8,359
                                                                      ---------
Total Shoe Stores                                                         8,359
                                                                      ---------

-------------------------------------------------------------------------------
SOCIAL ASSISTANCE--0.8%
-------------------------------------------------------------------------------
Providence Service* #                                       141,116       3,504
                                                                      ---------
Total Social Assistance                                                   3,504
                                                                      ---------

-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.5%
-------------------------------------------------------------------------------
Ansys* #                                                    111,300       3,952
Progress Software* #                                         91,980       2,773
                                                                      ---------
Total Software Publishers                                                 6,725
                                                                      ---------

-------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--0.5%
-------------------------------------------------------------------------------
Hibbett Sporting Goods*                                      63,230       2,393
                                                                      ---------
Total Sporting Goods/Hobby/Musical Instrument Stores                      2,393
                                                                      ---------

-------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--2.1%
-------------------------------------------------------------------------------
NS Group* #                                                 280,720       9,126
                                                                      ---------
Total Steel Product Manufacturing from Purchased Steel                    9,126
                                                                      ---------

\                                                                       Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.3%
-------------------------------------------------------------------------------
Dobson Communications, Cl A* #                              410,450   $   1,748
Premiere Global Services*                                   369,950       4,177
                                                                      ---------
Total Telecommunications                                                  5,925
                                                                      ---------

-------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.5%
-------------------------------------------------------------------------------
MTR Gaming Group*                                           208,090       2,422
                                                                      ---------
Total Traveler Accommodation                                              2,422
                                                                      ---------

-------------------------------------------------------------------------------
WASTE COLLECTION--0.6%
-------------------------------------------------------------------------------
Clean Harbors* #                                            121,690       2,638
                                                                      ---------
Total Waste Collection                                                    2,638
                                                                      ---------

-------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
-------------------------------------------------------------------------------
Artesian Resources, Cl A                                     28,197         835
                                                                      ---------
Total Water, Sewage & Other Systems                                         835
                                                                      ---------
-------------------------------------------------------------------------------
Total Common Stock
  (Cost $282,928)                                                       382,078
-------------------------------------------------------------------------------
CASH EQUIVALENTS--12.1%
-------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares            22,206,409      22,206
PNC Bank Money Market Fund                               31,357,850      31,358
-------------------------------------------------------------------------------
Total Cash Equivalents
  (Cost $53,564)                                                         53,564
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--44.8%
-------------------------------------------------------------------------------
Boston Global Investment Trust--
   Quality Portfolio (1)                                198,310,550     198,311
-------------------------------------------------------------------------------
Total Short-term Investment Held as Collateral for
  Loaned Securities
  (Cost $198,311)                                                       198,311
-------------------------------------------------------------------------------
Total Investments--143.3%
  (Cost $534,803)                                                       633,953
                                                                      ---------

Other Assets and Liabilities, Net--(43.3)%                             (191,594)
                                                                      ---------

Net Assets--100.0%                                                    $ 442,359
                                                                      =========

SCHEDULE OF INVESTMENTS
TURNER MICRO CAP GROWTH FUND
June 30, 2005 (Unaudited)

* Non-income producing security
# Security fully or partially on loan at June 30, 2005. The total value of securities on loan at June 30, 2005, was $189,894,005.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $535,163, and the unrealized appreciation and depreciation were $106,270 and $(7,480), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--95.4%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Activities Related to Credit Intermediation--0.8%
Euronet Worldwide*                                           16,210   $     471
                                                                      ---------
Total Activities Related to Credit Intermediation                           471
                                                                      ---------

-------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.2%
-------------------------------------------------------------------------------
Curtiss-Wright                                                6,010         324
Hexcel*                                                      24,590         416
                                                                      ---------
Total Aerospace Product & Parts Manufacturing                               740
                                                                      ---------

-------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--1.7%
-------------------------------------------------------------------------------
Lone Star Technologies*                                      11,823         538
Oil States International*                                    20,700         521
                                                                      ---------
Total Agriculture, Construction & Mining
Machinery Manufacturing                                                   1,059
                                                                      ---------

-------------------------------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--0.9%
-------------------------------------------------------------------------------
Men's Wearhouse*                                             16,825         579
                                                                      ---------
Total Apparel, Piece Goods & Notions Wholesale                              579
                                                                      ---------

-------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--0.7%
-------------------------------------------------------------------------------
Griffon*                                                     19,790         439
                                                                      ---------
Total Architectural & Structural Metals
Manufacturing                                                               439
                                                                      ---------

-------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING & RELATED SERVICES--1.7%
-------------------------------------------------------------------------------
Washington Group International*                              20,555       1,051
                                                                      ---------
Total Architectural, Engineering & Related Services
                                                                          1,051
                                                                      ---------

-------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--1.1%
-------------------------------------------------------------------------------
CSK Auto*                                                    39,130         653
                                                                      ---------
Total Automotive Parts, Accessories & Tire Stores                           653
                                                                      ---------

-------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.7%
-------------------------------------------------------------------------------
FMC*                                                         10,250         576
Minerals Technologies                                         7,669         472
                                                                      ---------
Total Basic Chemical Manufacturing                                        1,048
                                                                      ---------

-------------------------------------------------------------------------------
CLOTHING STORES--0.7%
-------------------------------------------------------------------------------
Aeropostale*                                                 13,510         454
                                                                      ---------
Total Clothing Stores                                                       454
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COAL MINING--1.4%
-------------------------------------------------------------------------------
Foundation Coal Holdings                                     33,650   $     873
                                                                      ---------
Total Coal Mining                                                           873
                                                                      ---------

-------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--0.5%
-------------------------------------------------------------------------------
Symmetricom*                                                 28,400         295
                                                                      ---------
Total Commercial/Industrial Equipment Rental & Leasing                      295
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.2%
-------------------------------------------------------------------------------
Intergraph*                                                  36,366       1,253
Micros Systems*                                              15,910         712
                                                                      ---------
Total Computer Systems Design & Related Services                          1,965
                                                                      ---------

-------------------------------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--0.9%
-------------------------------------------------------------------------------
Playtex Products* #                                          48,500         522
                                                                      ---------
Total Converted Paper Product Manufacturing                                 522
                                                                      ---------

-------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.0%
-------------------------------------------------------------------------------
Quiksilver*                                                  38,080         609
                                                                      ---------
Total Cut & Sew Apparel Manufacturing                                       609
                                                                      ---------

-------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.6%
-------------------------------------------------------------------------------
Global Payments                                               5,500         373
                                                                      ---------
Total Data Processing Services                                              373
                                                                      ---------

-------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--1.1%
-------------------------------------------------------------------------------
OMI                                                          35,426         673
                                                                      ---------
Total Deep Sea, Coastal & Great Lakes Water
Transportation                                                              673
                                                                      ---------

-------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.2%
-------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A                                   25,363         480
Brookline Bancorp                                            24,212         394
Hanmi Financial                                              19,700         329
Pacific Capital Bancorp                                      12,180         452
Provident Bankshares                                          9,720         310
                                                                      ---------
Total Depository Credit Intermediation                                    1,965
                                                                      ---------

-------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--2.6%
-------------------------------------------------------------------------------
Rare Hospitality International*                              20,270         618
Red Robin Gourmet Burgers*                                   15,800         979
                                                                      ---------
Total Full-Service Restaurants                                            1,597
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.5%
-------------------------------------------------------------------------------
United Surgical Partners
International*                                                6,360   $     331
                                                                      ---------
Total General Medical & Surgical Hospitals                                  331
                                                                      ---------

-------------------------------------------------------------------------------
GROCERY STORES--0.9%
-------------------------------------------------------------------------------
Pantry*                                                      13,460         521
                                                                      ---------
Total Grocery Stores                                                        521
                                                                      ---------

-------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--2.2%
-------------------------------------------------------------------------------
Apria Healthcare Group*                                      20,060         695
Option Care                                                  44,335         625
                                                                      ---------
Total Home Health Care Services                                           1,320
                                                                      ---------

-------------------------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION EQUIPMENT
MANUFACTURING--1.2%
-------------------------------------------------------------------------------
Manitowoc                                                    17,990         738
                                                                      ---------
Total HVAC & Commercial Refrigeration Equipment
Manufacturing                                                               738
                                                                      ---------

-------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.9%
-------------------------------------------------------------------------------
Ultratech*                                                   29,190         534
                                                                      ---------
Total Industrial Machinery Manufacturing                                    534
                                                                      ---------

-------------------------------------------------------------------------------
INFORMATION SERVICES--0.8%
-------------------------------------------------------------------------------
Websense*                                                    10,500         505
                                                                      ---------
Total Information Services                                                  505
                                                                      ---------

-------------------------------------------------------------------------------
INSURANCE CARRIERS--4.6%
-------------------------------------------------------------------------------
Allmerica Financial*                                         20,020         743
Ohio Casualty*                                               31,470         761
Philadelphia Consolidated Holding*                            9,230         782
ProAssurance*                                                13,461         562
                                                                      ---------
Total Insurance Carriers                                                  2,848
                                                                      ---------

-------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.7%
-------------------------------------------------------------------------------
Domino's Pizza                                               20,070         447
                                                                      ---------
Total Limited-Service Eating Places                                         447
                                                                      ---------

-------------------------------------------------------------------------------
MACHINERY, EQUIPMENT & SUPPLIES WHOLESALE--0.8%
-------------------------------------------------------------------------------
Aviall*                                                      14,950         472
                                                                      ---------
Total Machinery, Equipment & Supplies Wholesale                             472
                                                                      ---------

-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.6%
-------------------------------------------------------------------------------
Advanced Neuromodulation Systems*                             7,630         303
Conmed*                                                      17,850         549


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--CONTINUED
-------------------------------------------------------------------------------
Invacare                                                      9,680   $     429
Ventana Medical Systems*                                      8,220         331
                                                                      ---------
Total Medical Equipment & Supplies Manufacturing                          1,612
                                                                      ---------

-------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.8%
-------------------------------------------------------------------------------
Cal Dive International*                                       8,903         466
                                                                      ---------
Total Mining Support Activities                                             466
                                                                      ---------

-------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--0.8%
-------------------------------------------------------------------------------
Central Garden and Pet*                                       9,380         461
                                                                      ---------
Total Miscellaneous Nondurable Goods Wholesale                              461
                                                                      ---------

-------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--4.3%
-------------------------------------------------------------------------------
Analogic                                                      9,276         467
Coherent*                                                    13,370         481
DRS Technologies*                                            20,040       1,028
Innovative Solutions & Support*                              18,960         636
                                                                      ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                 2,612
                                                                      ---------

-------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/DATABASE PUBLISHERS--1.8%
-------------------------------------------------------------------------------
R.H. Donnelley*                                              18,112       1,123
                                                                      ---------
Total Newspaper/Periodical/Book/Database Publishers                       1,123
                                                                      ---------

-------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.5%
-------------------------------------------------------------------------------
Metris*                                                      21,630         313
                                                                      ---------
Total Nondepository Credit Intermediation                                   313
                                                                      ---------

-------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.7%
-------------------------------------------------------------------------------
Olin                                                         24,210         442
                                                                      ---------
Total Nonferrous Production & Processing                                    442
                                                                      ---------

-------------------------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.0%
-------------------------------------------------------------------------------
Adesa                                                        27,680         603
                                                                      ---------
Total Office Supplies, Stationery & Gift Stores                             603
                                                                      ---------

-------------------------------------------------------------------------------
OIL & GAS EXTRACTION--0.8%
-------------------------------------------------------------------------------
Remington Oil & Gas*                                         14,520         518
                                                                      ---------
Total Oil & Gas Extraction                                                  518
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
OTHER CROP FARMING--0.8%
-------------------------------------------------------------------------------
Delta & Pine Land                                            18,370   $     460
                                                                      ---------
Total Other Crop Farming                                                    460
                                                                      ---------

-------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.7%
-------------------------------------------------------------------------------
National Financial Partners #                                11,060         433
                                                                      ---------
Total Other Financial Investment Activities                                 433
                                                                      ---------

-------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--8.1%
-------------------------------------------------------------------------------
Alexandria Real Estate Equities                              10,775         792
Apollo Investment                                            34,640         638
BioMed Realty Trust                                          12,710         303
Capital Automotive REIT                                      18,939         723
Corporate Office Properties Trust                            15,260         449
Kilroy Realty                                                14,130         671
Maguire Properties                                           22,760         645
Taubman Centers                                              21,770         742
                                                                      ---------
Total Other Investment Pools & Funds                                      4,963
                                                                      ---------

-------------------------------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/TECHNICAL SERVICE--0.6%
-------------------------------------------------------------------------------
VCA Antech*                                                  15,580         378
                                                                      ---------
Total Other Professional/Scientific/Technical Service                       378
                                                                      ---------

-------------------------------------------------------------------------------
OTHER TRANSIT & GROUND PASSENGER TRANSPORTATION--2.0%
-------------------------------------------------------------------------------
Laidlaw International*                                       51,072       1,231
                                                                      ---------
Total Other Transit & Ground Passenger Transportation                     1,231
                                                                      ---------

-------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.1%
-------------------------------------------------------------------------------
Psychiatric Solutions*                                       11,280         549
Sierra Health Services*                                      10,520         752
                                                                      ---------
Total Outpatient Care Centers                                             1,301
                                                                      ---------

-------------------------------------------------------------------------------
PAINT, COATING & ADHESIVE MANUFACTURING--1.0%
-------------------------------------------------------------------------------
HB Fuller                                                    18,550         632
                                                                      ---------
Total Paint, Coating & Adhesive Manufacturing                               632
                                                                      ---------

-------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--1.1%
-------------------------------------------------------------------------------
Giant Industries*                                            19,220         692
                                                                      ---------
Total Petroleum & Coal Products Manufacturing                               692
                                                                      ---------

-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.3%
-------------------------------------------------------------------------------
Andrx*                                                       20,890         424
Eyetech Pharmaceuticals*                                     22,860         289
Impax Laboratories* #                                        30,550         480


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--CONTINUED
-------------------------------------------------------------------------------
Par Pharmaceutical*                                          11,950   $     380
Prestige Brands Holdings*                                    23,310         455
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                             2,028
                                                                      ---------

-------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--3.6%
-------------------------------------------------------------------------------
Jarden*                                                      21,227       1,144
Tempur-Pedic International* #                                25,820         573
Tupperware                                                   21,350         499
                                                                      ---------
Total Plastics Product Manufacturing                                      2,216
                                                                      ---------

-------------------------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--0.6%
-------------------------------------------------------------------------------
Chemed                                                        9,670         395
                                                                      ---------
Total Plumbing, Heating & AC Contractor                                     395
                                                                      ---------

-------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--2.9%
-------------------------------------------------------------------------------
Walter Industries                                            27,240       1,095
WCI Communities*                                             22,240         712
                                                                      ---------
Total Residential Building Construction                                   1,807
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.7%
-------------------------------------------------------------------------------
Protein Design Labs*                                         19,730         399
                                                                      ---------
Total Scientific R&D Services                                               399
                                                                      ---------

-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--4.3%
-------------------------------------------------------------------------------
DSP Group*                                                   29,300         699
Genesis Microchip*                                           20,770         383
NAM TAI Electronics                                          33,706         766
Sirf Technology Holdings*                                    23,500         416
Standard Microsystems*                                       16,580         388
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                             2,652
                                                                      ---------

-------------------------------------------------------------------------------
SHIP & BOAT BUILDING--1.0%
-------------------------------------------------------------------------------
McDermott International*                                     29,880         628
                                                                      ---------
Total Ship & Boat Building                                                  628
                                                                      ---------

-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--2.4%
-------------------------------------------------------------------------------
THQ*                                                         24,520         717
Transaction Systems Architects, Cl A*                        30,440         750
                                                                      ---------
Total Software Publishers                                                 1,467
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2005 (Unaudited)
                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL INSTRUMENT STORES--2.2%
-------------------------------------------------------------------------------
Dick's Sporting Goods*                                       18,200   $     702
Guitar Center*                                               11,000         642
                                                                      ---------
Total Sporting Goods/Hobby/Musical Instrument Stores                      1,344
                                                                      ---------

-------------------------------------------------------------------------------
TELECOMMUNICATIONS--5.2%
-------------------------------------------------------------------------------
Alamosa Holdings*                                            68,905         958
Brightpoint*                                                 21,990         488
Leap Wireless International*                                 27,600         766
Ubiquitel*                                                   70,420         574
US Unwired*                                                  72,640         423
                                                                      ---------
Total Telecommunications                                                  3,209
                                                                      ---------

-------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.9%
-------------------------------------------------------------------------------
Choice Hotels International                                   9,110         599
Gaylord Entertainment*                                       11,810         549
                                                                      ---------
Total Traveler Accommodation                                              1,148
                                                                      ---------
-------------------------------------------------------------------------------
Total Common Stock
  (Cost $52,806)                                                         58,615
-------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--1.4%
-------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                              13,980         891
-------------------------------------------------------------------------------
Total Registered Investment Company
  (Cost $853)                                                               891
-------------------------------------------------------------------------------
CASH EQUIVALENT--3.0%
-------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares             1,842,818       1,843
-------------------------------------------------------------------------------
Total Cash Equivalent
  (Cost $1,843)                                                           1,843
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--2.7%
-------------------------------------------------------------------------------
Boston Global Investment Trust--
  Quality Portfolio (1)                                   1,644,000       1,644
-------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral
  for Loaned Securities
  (Cost $1,644)                                                           1,644
-------------------------------------------------------------------------------
Total Investments--102.5%
  (Cost $57,146)                                                         62,993
                                                                      ---------
Other Assets and Liabilities, Net--(2.5)%                               (1,536)
                                                                      ---------
Net Assets--100.0%                                                    $  61,457
                                                                      =========

* Non-income producing security
# Security fully or partially on loan at June 30, 2005. The total value of securities on loan at June 30, 2005, was $1,547,248.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class
REIT -- Real Estate Investment Trust

At June 30, 2005, the tax basis cost of the Fund's investments was $57,468, and the unrealized appreciation and depreciation were $6,512 and $(987), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--99.8%+
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--3.7%
-------------------------------------------------------------------------------
Comverse Technology*                                         20,220   $     478
                                                                      ---------
Total Commercial/Industrial Equipment Rental & Leasing                      478
                                                                      ---------

-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.8%
-------------------------------------------------------------------------------
Cisco Systems*                                               19,280         368
                                                                      ---------
Total Communications Equipment Manufacturing                                368
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--6.5%
-------------------------------------------------------------------------------
Dell*                                                        11,460         453
EMC*                                                         28,720         394
                                                                      ---------
Total Computer & Peripheral Equipment Manufacturing                         847
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--7.2%
-------------------------------------------------------------------------------
Avid Technology*                                              8,020         427
Cognizant Technology Solutions, Cl A*                         5,600         264
Witness Systems*                                             13,850         253
                                                                      ---------
Total Computer Systems Design & Related Services                            944
                                                                      ---------

-------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.7%
-------------------------------------------------------------------------------
Kla-Tencor*                                                   6,010         263
Kulicke & Soffa Industries*                                  27,670         219
                                                                      ---------
Total Industrial Machinery Manufacturing                                    482
                                                                      ---------

-------------------------------------------------------------------------------
INFORMATION SERVICES--12.5%
-------------------------------------------------------------------------------
Google, Cl A*                                                 1,450         426
Internet Capital Group*                                      43,240         317
Juniper Networks*                                            18,750         472
Yahoo!*                                                      12,060         418
                                                                      ---------
Total Information Services                                                1,633
                                                                      ---------

-------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--3.0%
-------------------------------------------------------------------------------
Cogent*                                                      13,870         396
                                                                      ---------
Total Investigation & Security Services                                     396
                                                                      ---------

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--9.1%
-------------------------------------------------------------------------------
Genzyme*                                                      5,420   $     326
Gilead Sciences*                                             11,260         495
Sepracor*                                                     6,240         375
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                             1,196
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.5%
-------------------------------------------------------------------------------
Genentech*                                                    4,050         325
                                                                      ---------
Total Scientific R&D Services                                               325
                                                                      ---------

-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--28.1%
-------------------------------------------------------------------------------
Altera*                                                      17,660         350
Applied Materials*                                           23,090         374
ASML Holding, NY Shares*                                     22,650         355
Broadcom, Cl A*                                              14,310         508
Cypress Semiconductor*                                       21,330         269
Intel                                                        22,620         589
Marvell Technology Group*                                    12,130         461
Micron Technology*                                           25,820         264
Microsemi*                                                   11,820         222
Texas Instruments                                             9,790         275
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                             3,667
                                                                      ---------

-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--10.1%
-------------------------------------------------------------------------------
F5 Networks*                                                 10,240         484
Openwave Systems*                                            16,990         278
VeriSign*                                                    19,610         564
                                                                      ---------
Total Software Publishers                                                 1,326
                                                                      ---------

-------------------------------------------------------------------------------
TELECOMMUNICATIONS--10.6%
-------------------------------------------------------------------------------
Alamosa Holdings*                                            23,750         330
NeuStar, Cl A*                                               15,740         403
Nextel Partners, Cl A*                                       11,800         297
Tellabs*                                                     40,370         351
                                                                      ---------
Total Telecommunications                                                  1,381
                                                                      ---------

-------------------------------------------------------------------------------
Total Common Stock
  (Cost $11,132)                                                         13,043
-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER TECHNOLOGY FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
Total Investments--99.8%
  (Cost $11,132)                                                      $  13,043
                                                                      ---------

Other Assets and Liabilities, Net--0.2%                                      27
                                                                      ---------
Net Assets--100.0%                                                    $  13,070
                                                                      =========

* Non-income producing security
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $11,132, and the unrealized appreciation and depreciation were $2,036 and $(125), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--100.5%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--4.4%
-------------------------------------------------------------------------------
Caterpillar                                                  13,860   $   1,321
                                                                      ---------
Total Agriculture, Construction & Mining Machinery
Manufacturing                                                             1,321
                                                                      ---------

-------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--4.8%
-------------------------------------------------------------------------------
E.I. Du Pont de Nemours                                      33,670       1,448
                                                                      ---------
Total Basic Chemical Manufacturing                                        1,448
                                                                      ---------

-------------------------------------------------------------------------------
COAL MINING--3.8%
-------------------------------------------------------------------------------
Peabody Energy                                               21,740       1,131
                                                                      ---------
Total Coal Mining                                                         1,131
                                                                      ---------

-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--3.4%
-------------------------------------------------------------------------------
Nokia ADR                                                    62,360       1,038
                                                                      ---------
Total Communications Equipment Manufacturing                              1,038
                                                                      ---------

-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--5.0%
-------------------------------------------------------------------------------
General Electric                                             43,800       1,518
                                                                      ---------
Total Electrical Equipment Manufacturing                                  1,518
                                                                      ---------

-------------------------------------------------------------------------------
INFORMATION SERVICES--14.6%
-------------------------------------------------------------------------------
Google, Cl A*                                                 4,110       1,209
Juniper Networks*                                            59,880       1,508
Yahoo!*                                                      48,330       1,674
                                                                      ---------
Total Information Services                                                4,391
                                                                      ---------

-------------------------------------------------------------------------------
INSURANCE CARRIERS--3.2%
-------------------------------------------------------------------------------
WellPoint*                                                   13,820         962
                                                                      ---------
Total Insurance Carriers                                                    962
                                                                      ---------

-------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING
SERVICES--2.4%
-------------------------------------------------------------------------------
Monster Worldwide* #                                         24,850         713
                                                                      ---------
Total Management, Scientific & Technical Consulting
Services                                                                    713
                                                                      ---------

-------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
MANUFACTURING--1.4%
-------------------------------------------------------------------------------
Danaher                                                       8,020         420
                                                                      ---------
Total Navigational/Measuring/Medical/Control
Instruments Manufacturing                                                   420
                                                                      ---------


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--3.8%
-------------------------------------------------------------------------------
Caremark Rx*                                                 25,940   $   1,155
                                                                      ---------
Total Offices of Physicians                                               1,155
                                                                      ---------

-------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.7%
-------------------------------------------------------------------------------
Corning*                                                     30,570         508
                                                                      ---------
Total Other Electrical Equipment & Component
Manufacturing                                                               508
                                                                      ---------

-------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--5.2%
-------------------------------------------------------------------------------
T. Rowe Price Group                                          25,200       1,578
                                                                      ---------
Total Other Financial Investment Activities                               1,578
                                                                      ---------

-------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--4.3%
-------------------------------------------------------------------------------
Coach*                                                       39,030       1,310
                                                                      ---------
Total Other Leather & Allied Product Manufacturing                        1,310
                                                                      ---------

-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.0%
-------------------------------------------------------------------------------
Gilead Sciences*                                             20,560         904
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                               904
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.4%
-------------------------------------------------------------------------------
Genentech*                                                   12,790       1,027
                                                                      ---------
Total Scientific R&D Services                                             1,027
                                                                      ---------

-------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION & BROKERAGE--4.3%
-------------------------------------------------------------------------------
Morgan Stanley                                               24,480       1,284
                                                                      ---------
Total Security & Commodity Contracts Intermediation
& Brokerage                                                               1,284
                                                                      ---------

-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--23.4%
-------------------------------------------------------------------------------
Applied Materials*                                           77,990       1,262
Broadcom, Cl A*                                              44,250       1,571
Flextronics International*                                   26,500         350
Intel                                                        50,870       1,326
Micron Technology*                                          126,800       1,295
Texas Instruments                                            44,430       1,247
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                             7,051
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--4.9%
-------------------------------------------------------------------------------
Microsoft                                                    59,590   $   1,480
                                                                      ---------
Total Software Publishers                                                 1,480
                                                                      ---------

-------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.5%
-------------------------------------------------------------------------------
Tellabs*                                                    121,930       1,061
                                                                      ---------
Total Telecommunications                                                  1,061
                                                                      ---------

-------------------------------------------------------------------------------
Total Common Stock
 (Cost $27,944)                                                          30,300

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--1.1%
-------------------------------------------------------------------------------
Boston Global Investment Trust--
  Quality Portfolio (1)                                     333,500         334

-------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral
  for Loaned Securities
  (Cost $334)                                                               334

-------------------------------------------------------------------------------
CASH EQUIVALENT--0.3%
-------------------------------------------------------------------------------
BlackRock TempCash Fund,
  Institutional Shares                                       91,858          92
-------------------------------------------------------------------------------
Total Cash Equivalent
  (Cost $92)                                                                 92
-------------------------------------------------------------------------------

Total Investments--101.9%
 (Cost $28,370)                                                          30,726
                                                                      ---------

Other Assets and Liabilities, Net--(1.9)%                                  (582)
                                                                      ---------
Net Assets--100.0%                                                    $  30,144
                                                                      =========

* Non-income producing security
# Security fully or partially on loan at June 30, 2005. The total value of securities on loan at June 30, 2005, was $329,820.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR-- American depositary receipt
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $28,381, and the unrealized appreciation and depreciation were $2,712 and $(367), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK--101.5%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CLOTHING STORES--1.8%
-------------------------------------------------------------------------------
Urban Outfitters*                                             2,800   $     159
                                                                      ---------
Total Clothing Stores                                                       159
                                                                      ---------

-------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--3.6%
-------------------------------------------------------------------------------
Comverse Technology*                                         13,070         309
                                                                      ---------
Total Commercial/Industrial Equipment Rental & Leasing                      309
                                                                      ---------

-------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--8.0%
-------------------------------------------------------------------------------
Avid Technology*                                              3,550         189
Ixia* #                                                       9,800         190
Witness Systems* #                                           17,260         315
                                                                      ---------
Total Computer Systems Design & Related Services                            694
                                                                      ---------

-------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.8%
-------------------------------------------------------------------------------
Global Payments #                                             2,320         157
                                                                      ---------
Total Data Processing Services                                              157
                                                                      ---------

-------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--5.0%
-------------------------------------------------------------------------------
Kla-Tencor*                                                   5,330         233
Varian Semiconductor Equipment Associates* #                  5,390         199
                                                                      ---------
Total Industrial Machinery Manufacturing                                    432
                                                                      ---------

-------------------------------------------------------------------------------
INFORMATION SERVICES--12.4%
-------------------------------------------------------------------------------
Google, Cl A*                                                 1,570         462
Juniper Networks*                                            12,350         311
Yahoo!*                                                       8,670         300
                                                                      ---------
Total Information Services                                                1,073
                                                                      ---------

-------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--4.5%
-------------------------------------------------------------------------------
Cogent*                                                      13,630         389
                                                                      ---------
Total Investigation & Security Services                                     389
                                                                      ---------

-------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING
SERVICES--2.5%
-------------------------------------------------------------------------------
Monster Worldwide* #                                          7,640         219
                                                                      ---------
Total Management, Scientific & Technical Consulting
Services                                                                    219
                                                                      ---------


                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
OIL & GAS EXTRACTION--7.1%
-------------------------------------------------------------------------------
Range Resources                                              12,430   $     334
Ultra Petroleum*                                              9,340         284
                                                                      ---------
Total Oil & Gas Extraction                                                  618
                                                                      ---------

-------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--3.9%
-------------------------------------------------------------------------------
Coach*                                                       10,080         338
                                                                      ---------
Total Other Leather & Allied Product Manufacturing                          338
                                                                      ---------

-------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.6%
-------------------------------------------------------------------------------
Scientific Games, Cl A*                                       8,530         230
                                                                      ---------
Total Other Miscellaneous Manufacturing                                     230
                                                                      ---------

-------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.7%
-------------------------------------------------------------------------------
Genzyme*                                                      2,200         132
Gilead Sciences*                                              2,700         119
Sepracor*                                                     5,450         327
                                                                      ---------
Total Pharmaceutical & Medicine Manufacturing                               578
                                                                      ---------

-------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.5%
-------------------------------------------------------------------------------
Genentech*                                                    2,720         218
                                                                      ---------
Total Scientific R&D Services                                               218
                                                                      ---------

-------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
MANUFACTURING--18.1%
-------------------------------------------------------------------------------
Altera*                                                      11,010         218
Applied Materials*                                           14,090         228
Broadcom, Cl A*                                               8,320         295
Cypress Semiconductor*                                       10,540         133
Flextronics International*                                   11,870         157
Marvell Technology Group*                                     6,670         254
Microsemi* #                                                  7,070         133
Trident Microsystems* #                                       6,940         157
                                                                      ---------
Total Semiconductor & Other Electronic Component
Manufacturing                                                             1,575
                                                                      ---------

-------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--6.6%
-------------------------------------------------------------------------------
F5 Networks*                                                  6,730         318
VeriSign*                                                     8,990         259
                                                                      ---------
Total Software Publishers                                                   577
                                                                      ---------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
June 30, 2005 (Unaudited)

                                                                        Value
                                                            Shares      (000)
-------------------------------------------------------------------------------
TELECOMMUNICATIONS--9.2%
-------------------------------------------------------------------------------
Alamosa Holdings*                                            16,790   $     234
NeuStar, Cl A*                                               10,420         267
Nextel Partners, Cl A*                                        6,170         155
NII Holdings*                                                 2,270         145
                                                                      ---------
Total Telecommunications                                                    801
                                                                      ---------

-------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--5.2%
-------------------------------------------------------------------------------
Harrah's Entertainment                                        3,480         251
MGM Mirage*                                                   5,020         199
                                                                      ---------
Total Traveler Accommodation                                                450
                                                                      ---------

-------------------------------------------------------------------------------
Total Common Stock
  (Cost $7,376)                                                           8,817
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--10.1%
-------------------------------------------------------------------------------
Boston Global Investment Trust--
   Quality Portfolio (1)                                    871,500         872
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Short-Term Investment Held as Collateral
  for Loaned Securities
  (Cost $872)                                                               872
-------------------------------------------------------------------------------

Total Investments--111.6%
  (Cost $8,248)                                                           9,689
                                                                      ---------
Other Assets and Liabilities, Net--(11.6)%                               (1,004)
                                                                      ---------
Net Assets--100.0%                                                    $   8,685
                                                                      =========

* Non-income producing security
# Security fully or partially on loan at June 30, 2005. The total value of securities on loan at June 30, 2005, was $846,854.

(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class

At June 30, 2005, the tax basis cost of the Fund's investments was $8,261, and the unrealized appreciation and depreciation were $1,523 and $(95), respectively.***

*** These numbers have been rounded to the nearest thousands.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Turner Funds


By (Signature and Title)*                  /s/ Thomas R. Trala, Jr.
                                           -------------------------------------
                                           Thomas R. Trala, Jr., President & CEO

Date August 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Thomas R. Trala, Jr.
                                           -------------------------------------
                                           Thomas R. Trala, Jr., President & CEO

Date August 8, 2005


By (Signature and Title)*                  /s/ Michael Lawson
                                           -------------------------------------
                                           Michael Lawson, Controller and CFO

Date August 8, 2005

* Print the name and title of each signing officer under his or her signature.